UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05029

Name of Registrant:	Legg Mason Income Trust, Inc.

Address of Principal Executive Offices:	100 Light Street, Baltimore, MD 21202

Name and address of agent for service:	Richard M. Wachterman, Esq.
Legg Mason & Co., LLC
100 Light Street
Baltimore, MD 21202

Registrant’s telephone number, including area code:	(410) 539-0000

Date of fiscal year-end:	December 31, 2007

Date of reporting period:	June 30, 2007

Item 1. Report to Shareholders.

Semi-Annual Report to Shareholders

To Our Shareholders,

We are pleased to provide you with Legg Mason Income Trust’s semi-annual report for the six months ended June 30, 2007, combining reports for the Legg Mason Core Bond Fund, Investment Grade Income Portfolio and Limited Duration Bond Portfolio.

The following table summarizes key statistics for the Primary Class of each portfolio, as of June 30, 2007:

	SEC YieldA	Average Life	Net Asset Value Per Share
Core Bond	5.04%	9.67 years	$9.58
Investment Grade	5.41%	10.85 years	$10.27
Limited Duration	5.16%	3.55 years	$10.18

For the six-month period ended June 30, 2007, total returns for the Primary Class of shares of the Core Bond, Investment Grade and Limited Duration Portfolios were +0.47%, +0.90% and +1.84%, respectively. Total returns for the Institutional Class of shares of the Investment Grade and Limited Duration Portfolios were +1.15% and +2.19%, respectively.

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information for the Primary Class please visit www.leggmasonfunds.com; for the Institutional Class please call 1-888-425-6432. The investment return and principal value of the Funds will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

Information about the Fund’s performance over longer periods of time is shown in the Performance Information section within this report. For more information about the Fund share classes included in this report, please contact your financial advisor.

Since June 30, the U.S. fixed-income markets have experienced a period of extreme volatility which has negatively impacted market liquidity conditions. Initially, the concern on the part of market participants was limited to the subprime segment of the mortgage-backed market. However, these concerns have since broadened to include a wide range of financial institutions and markets. As a result, other fixed income instruments have experienced increased price volatility.

A	SEC yields are for the 30 days ended June 30, 2007. Yields are subject to change at any time.

Semi-Annual Report to Shareholders

Many of our shareholders regularly add to their Primary Class Fund holdings by authorizing automatic, monthly transfers from their bank of $50 or more checking or brokerage accounts. Dollar cost averaging is a convenient and sensible way to invest, as it encourages continued purchases over time regardless of fluctuating price levels. Of course, it does not ensure a profit nor protect against declines in the value of your investment. Your financial advisor will be happy to help you establish a dollar cost averaging plan should you wish to do so.

Sincerely,

/s/ John F. Curley, Jr.	/s/ Mark R. Fetting
John F. Curley, Jr.	Mark R. Fetting
Chairman	President

July 26, 2007

Semi-Annual Report to Shareholders

Expense Example

Core Bond Fund

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Each example is based on an investment of $1,000 invested on January 1, 2007, and held through June 30, 2007.

Actual Expenses

The first line in the table below provides information about actual account values and actual expenses for the Fund. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account if your shares were held for the entire period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Expenses PaidA During the Period 1/1/07 to 6/30/07
Primary Class:
Actual	$1,000.00	$1,004.70	$4.97
Hypothetical (5% return before expenses)	1,000.00	1,019.84	5.01

A

These calculations are based on expenses incurred in the most recent fiscal half-year. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio of 1.00% multiplied by the average value over the period, multiplied by the number of days in the most recent fiscal half-year (181), and divided by 365.

Semi-Annual Report to Shareholders

Performance Information

Core Bond Fund

The graph on the following page compares the Fund’s total returns to that of a closely matched broad-based securities market index. The graph illustrates the cumulative total return of an initial $10,000 investment in the Fund’s Primary Class shares, for the periods indicated. The line for the Fund represents the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. The line representing the securities market index does not take into account any transaction costs associated with buying and selling securities in the index or other administrative expenses. Both the Fund’s and the index’s results assume reinvestment of all dividends and distributions.

Total return measures investment performance in terms of appreciation or depreciation in a fund’s net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results.

Semi-Annual Report to Shareholders

Growth of a $10,000 Investment—Primary Class

Periods Ended June 30, 2007

	Cumulative Total Return	Average Annual Total Return
One Year	+6.50%	+6.50%
Life of Class*	+8.23%	+2.40%

*	Inception date: February 27, 2004

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.leggmasonfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

A

A market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed rate, publicly placed, dollar-denominated, and nonconvertible investment grade debt issues with at least $100 million par amount outstanding and with at least one year to final maturity. Index returns are for the periods beginning February 29, 2004.

Semi-Annual Report to Shareholders

Performance Information—Continued

Portfolio Composition (as of June 30, 2007)B

Standard & Poor’s Debt RatingsC (as a percentage of the portfolio)

Maturity Schedule (as a percentage of the portfolio)

B	The Fund is actively managed. As a result, the composition of its portfolio holdings and sectors is subject to change at any time.
C	Standard & Poor’s Ratings Services provide capital markets with credit ratings for the evaluation and assessment of credit risk.
D	Preferred Stocks do not have a defined maturity date.

Semi-Annual Report to Shareholders

Portfolio of Investments

Core Bond Fund

June 30, 2007 (Unaudited)

(Amounts in Thousands)

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — 115.9%
Corporate Bonds and Notes — 21.7%
Aerospace and Defense—N.M.
United Technologies Corp.	5.400%	5/1/35	$20	$18

Airlines — 0.9%
Delta Air Lines Inc.	6.619%	3/18/11	130	131
JetBlue Airways Corp.	5.124%	8/15/16	274	274	A
JetBlue Airways Corp.	5.810%	11/15/16	300	302	A

				707

Automobiles — 1.4%
DaimlerChrysler NA Holding Corp.	4.050%	6/4/08	95	94
DaimlerChrysler NA Holding Corp.	7.200%	9/1/09	50	52
General Motors Corp.	8.250%	7/15/23	1,000	911

				1,057

Capital Markets — 0.7%
Goldman Sachs Group LP	4.500%	6/15/10	70	68
Lehman Brothers Holdings Inc.	5.250%	2/6/12	115	113
Morgan Stanley	3.625%	4/1/08	30	30
Morgan Stanley	5.625%	1/9/12	110	110
Morgan Stanley	5.809%	10/18/16	40	40	A
The Bear Stearns Cos. Inc.	5.550%	1/22/17	150	142
The Goldman Sachs Group Inc.	5.000%	1/15/11	40	39

				542

Commercial Banks — 1.2%
Bank One Corp.	2.625%	6/30/08	335	326
Rabobank Capital Funding Trust II	5.260%	12/31/49	10	10	B,C

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Core Bond Fund—Continued

	Rate	Maturity Date	Par/Shares	Value
Corporate Bonds and Notes—Continued
Commercial Banks—Continued
Rabobank Capital Funding Trust III	5.254%	10/21/49	$20	$19	B,C
SunTrust Capital VIII	6.100%	12/15/36	190	174	C
Wachovia Capital Trust III	5.800%	3/15/42	100	99	C
Wachovia Corp.	5.750%	6/15/17	170	168
Wells Fargo Capital X	5.950%	12/15/36	100	93

				889

Commercial Services and Supplies — 0.1%
Waste Management Inc.	6.375%	11/15/12	85	87

Consumer Finance — 3.6%
American Express Co.	6.800%	9/1/66	40	41	C
Ford Motor Credit Co.	4.950%	1/15/08	40	40
Ford Motor Credit Co.	6.625%	6/16/08	190	190
Ford Motor Credit Co.	7.375%	10/28/09	590	586
Ford Motor Credit Co.	7.375%	2/1/11	230	225
Ford Motor Credit Co.	7.250%	10/25/11	210	202
GMAC LLC	6.125%	8/28/07	230	230
GMAC LLC	5.625%	5/15/09	685	670
GMAC LLC	7.750%	1/19/10	110	111
SLM Corp.	5.625%	8/1/33	490	382

				2,677

Diversified Financial Services — 2.7%
Air 2 US	8.027%	10/1/19	152	157	B
Bank of America Corp.	5.375%	8/15/11	160	159
Citigroup Inc.	5.100%	9/29/11	230	226
General Electric Capital Corp.	4.250%	1/15/08	70	70
General Electric Capital Corp.	4.125%	9/1/09	90	88
HSBC Finance Corp.	4.125%	11/16/09	225	218
ILFC E-Capital Trust II	6.250%	12/21/65	20	19	B,C
Lilacs Repackaging 05-I	5.138%	1/15/64	490	470	B
Residential Capital Corp.	6.125%	11/21/08	50	50

Semi-Annual Report to Shareholders

	Rate	Maturity Date	Par/Shares	Value
Corporate Bonds and Notes—Continued
Diversified Financial Services—Continued
Residential Capital Corp.	6.000%	2/22/11	$290	$281
Residential Capital Corp.	6.500%	6/1/12	90	88
Sigma Finance Inc.	8.000%	6/22/17	220	220	B,D

				2,046

Diversified Telecommunication Services — 0.2%
AT&T Inc.	5.100%	9/15/14	90	86
BellSouth Corp.	4.750%	11/15/12	10	9
Verizon Global Funding Corp.	7.375%	9/1/12	35	38

				133

Electric Utilities — 1.0%
Duke Energy Corp.	6.250%	1/15/12	50	51
Duke Energy Corp.	5.625%	11/30/12	90	90
FirstEnergy Corp.	7.375%	11/15/31	105	114
Pacific Gas and Electric Co.	6.050%	3/1/34	115	111
Pacific Gas and Electric Co.	5.800%	3/1/37	20	19
The Cleveland Electric Illuminating Co.	5.700%	4/1/17	5	5
TXU Energy Co.	7.000%	3/15/13	320	330

				720

Food and Staples Retailing — 0.9%
CVS Lease Pass-Through Trust	6.036%	12/10/28	465	451	B
Wal-Mart Stores Inc.	3.375%	10/1/08	190	186

				637

Gas Utilities—N.M.
Southern Natural Gas Co.	5.900%	4/1/17	30	29	B

Health Care Providers and Services — 0.9%
Cardinal Health Inc.	5.850%	12/15/17	160	155
HCA Inc.	5.750%	3/15/14	615	521

				676

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Core Bond Fund—Continued

	Rate	Maturity Date	Par/Shares	Value
Corporate Bonds and Notes—Continued
Independent Power Producers and Energy Traders — 0.4%
TXU Corp.	5.550%	11/15/14	$30	$25
TXU Corp.	6.500%	11/15/24	20	17
TXU Corp.	6.550%	11/15/34	280	226

				268

Insurance — 1.4%
American International Group Inc.	6.250%	3/15/37	200	189
ASIF Global Financing XIX	4.900%	1/17/13	20	19	B
MetLife Inc.	6.400%	12/15/36	470	435	C
The Travelers Cos. Inc.	6.250%	3/15/37	420	404	C

				1,047

IT Services—N.M.
Electronic Data Systems Corp.	7.125%	10/15/09	10	10

Leisure Equipment and Products — 0.7%
Eastman Kodak Co.	7.250%	11/15/13	540	540

Media — 0.8%
Clear Channel Communications Inc.	4.625%	1/15/08	30	30
Clear Channel Communications Inc.	4.250%	5/15/09	50	48
Clear Channel Communications Inc.	6.250%	3/15/11	40	39
Clear Channel Communications Inc.	5.500%	9/15/14	15	13
Comcast Corp.	6.500%	1/15/15	170	174
Comcast Corp.	6.500%	1/15/17	70	71
Cox Communications Inc.	3.875%	10/1/08	70	69

Semi-Annual Report to Shareholders

	Rate	Maturity Date	Par/Shares	Value

Corporate Bonds and Notes—Continued
Media—Continued
Time Warner Inc.	6.875%	5/1/12	$75	$78
Time Warner Inc.	7.700%	5/1/32	75	81

				603

Multi-Utilities — 0.2%
Dominion Resources Inc.	4.750%	12/15/10	30	29
Dominion Resources Inc.	5.700%	9/17/12	95	95

				124

Multiline Retail — 0.2%
Target Corp.	5.400%	10/1/08	155	155

Oil, Gas and Consumable Fuels — 1.9%
Anadarko Petroleum Corp.	5.760%	9/15/09	160	160	A
Anadarko Petroleum Corp.	6.450%	9/15/36	55	53
Conoco Inc.	6.950%	4/15/29	90	98
ConocoPhillips	4.750%	10/15/12	60	58
Hess Corp.	7.875%	10/1/29	30	34
Hess Corp.	7.300%	8/15/31	215	231
Kerr-McGee Corp.	6.875%	9/15/11	300	312
Kerr-McGee Corp.	6.950%	7/1/24	10	10
Kinder Morgan Energy Partners LP	7.125%	3/15/12	65	68
Kinder Morgan Energy Partners LP	5.000%	12/15/13	35	33
Kinder Morgan Energy Partners LP	6.000%	2/1/17	100	98
Pemex Project Funding Master Trust	6.625%	6/15/35	140	142
XTO Energy Inc.	7.500%	4/15/12	145	156

				1,453

Paper and Forest Products — 0.1%
Weyerhaeuser Co.	6.750%	3/15/12	45	47

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Core Bond Fund—Continued

	Rate	Maturity Date	Par/Shares	Value

Corporate Bonds and Notes—Continued
Pharmaceuticals — 0.1%
Wyeth	5.950%	4/1/37	$110	$105

Thrifts and Mortgage Finance — 1.3%
Countrywide Financial Corp.	6.250%	5/15/16	600	590
Washington Mutual Bank	5.500%	1/15/13	220	215
Washington Mutual Inc.	5.250%	9/15/17	150	139

				944

Tobacco — 0.2%
Altria Group Inc.	7.000%	11/4/13	155	164

Wireless Telecommunication Services — 0.8%
Sprint Capital Corp.	8.375%	3/15/12	540	588
Sprint Capital Corp.	8.750%	3/15/32	30	34
Sprint Nextel Corp.	6.000%	12/1/16	10	9

				631

Total Corporate Bonds and Notes
(Cost — $16,742)				16,309

Asset-Backed Securities — 2.6%
Fixed Rate Securities — 0.3%
Bank One Issuance Trust 2003-C1	4.540%	9/15/10	200	199

Indexed SecuritiesA — 1.7%
Ace Securities Corp. Home Equity Loan Trust, Series 2006-SL3	5.420%	6/25/36	330	330
Bayview Financial Acquisition Trust 2004-C	5.740%	5/28/44	260	260
Brazos Higher Education Authority Inc. 2005-1	5.376%	6/15/42	269	266

Semi-Annual Report to Shareholders

	Rate	Maturity Date	Par/Shares		Value

Asset-Backed Securities—Continued
Indexed Securities—Continued
Credit-Based Asset Servicing and Securitization 2005-RP1	5.500%	1/25/35	$22		$22	B
Lehman XS Trust 2007-8H A1	5.450%	6/25/37	293		298
MSDWCC Heloc Trust 2005-1	5.510%	7/25/17	31		31
Wachovia Asset Securitization Inc. 2002-HE1	5.690%	9/27/32	61		62

					1,269

Variable Rate SecuritiesD — 0.6%
Renaissance Home Equity Loan Trust 2007-2 AF5	6.203%	6/25/37	460		448

Total Asset-Backed Securities
(Cost — $1,928)					1,916

Mortgage-Backed Securities — 19.6%
Fixed Rate Securities — 5.9%
Asset Securitization Corp. 1996-D2 A1	6.920%	2/14/29	—	E	—	F
Banc of America Commercial Mortgage Inc. 2005-3 A4	4.668%	7/10/43	500		465
Banc of America Commercial Mortgage Inc. 2006-3 A4	5.889%	7/10/44	370		371
Banc of America Commercial Mortgage Inc. 2007-1 A4	5.451%	1/15/49	600		580
Countrywide Alternative Loan Trust 2004-2 CB	4.250%	3/25/34	177		173
GS Mortgage Securities Corp. II 2005-GG4	4.680%	7/10/39	200		191
LB-UBS Commercial Mortgage Trust 2005-C3 A5	4.739%	7/15/30	140		131

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Core Bond Fund—Continued

	Rate	Maturity Date	Par/Shares	Value

Mortgage-Backed Securities—Continued
Fixed Rate Securities—Continued
LB-UBS Commercial Mortgage Trust 2005-C3 AAB	4.664%	7/15/30	$200	$191
LB-UBS Commercial Mortgage Trust 2006-C7 A3	5.347%	11/15/38	370	356
MASTR Reperforming Loan Trust 2005-1	7.000%	8/25/34	221	226	B
Morgan Stanley Capital I Series 2005-HQ6	4.989%	8/13/42	240	228
Prime Mortgage Trust 2006-DR1 2A1	5.500%	5/25/35	936	916	B
Prime Mortgage Trust 2006-DR1 2A2	6.000%	5/25/36	564	554	B
Washington Mutual MSC Mortgage Pass-Through Certificates Series 2004-RA1	7.000%	3/25/34	65	66

				4,448

Indexed SecuritiesA — 12.1%
ABFS Mortgage Loan Trust 2003-2	5.820%	4/25/34	56	56	B
Banc of America Funding Corp. 2005-E	5.729%	6/20/35	275	276
Countrywide Alternative Loan Trust 2005-17 1A1	5.580%	7/25/35	260	260
Countrywide Alternative Loan Trust 2005-38 A3	5.670%	9/25/35	259	260
Countrywide Home Loans 2005-03 1A2	5.610%	4/25/35	225	226
Countrywide Home Loans 2005-09 1A1	5.620%	5/25/35	221	221
Countrywide Home Loans 2005-11 3A3	6.271%	4/25/35	218	220

Semi-Annual Report to Shareholders

	Rate	Maturity Date	Par/Shares	Value

Mortgage-Backed Securities—Continued
Indexed Securities—Continued
Countrywide Home Loans 2005-11 6A1	5.620%	3/25/35	$182	$183
DSLA Mortgage Loan Trust 2006-AR1 1A1A	5.947%	4/19/36	430	430
Greenpoint Mortgage Funding Trust 2005-AR1	5.540%	6/25/45	210	210
Greenpoint Mortgage Funding Trust 2005-AR4	5.580%	10/25/45	92	92
GSMPS Mortgage Loan Trust 2005-RP2	5.670%	3/25/35	247	246	B
Harborview Mortgage Loan Trust 2005-7	6.226%	6/19/45	334	336
Harborview Mortgage Loan Trust 2005-9	5.660%	6/20/35	230	230
IXIS Real Estate Capital Trust 2006-HE2	5.380%	8/25/36	219	219
Lehman XS Trust 2005-7N 1A1B	5.620%	12/25/35	225	226
Lehman XS Trust 2006-GP2 1A1A	5.390%	6/25/46	454	454
Structured Asset Mortgage Investments Inc. 2006-AR7 A1A	5.530%	8/25/36	539	539
Thornburg Mortgage Securities Trust 2005-2 A1	5.540%	7/25/45	133	134
Thornburg Mortgage Securities Trust 2005-2 A2	5.550%	7/25/45	322	322
Thornburg Mortgage Securities Trust 2005-4 A4	5.520%	12/25/35	537	537
WaMu Mortgage Pass Through Certificates, Series 2007-0A5 1A	5.779%	6/25/47	689	689

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Core Bond Fund—Continued

	Rate	Maturity Date	Par/Shares	Value

Mortgage-Backed Securities—Continued
Indexed Securities—Continued
WaMu Mortgage Pass-Through Certificates, Series 2005-AR06 2A1A	5.550%	4/25/45	$213	$213
WaMu Mortgage Pass-Through Certificates, Series 2005-AR08 1A1A	5.590%	7/25/45	179	179
WaMu Mortgage Pass-Through Certificates, Series 2005-AR11	5.640%	8/25/45	582	583
WaMu Mortgage Pass-Through Certificates, Series 2005-AR13 A1A1	5.610%	10/25/45	275	276
WaMu Mortgage Pass-Through Certificates, Series 2005-AR19 A1A2	5.610%	12/25/45	353	354
WaMu Mortgage Pass-Through Certificates, Series, 2007-0A5 A1B	5.869%	5/25/47	700	699
Zuni Mortgage Loan Trust 2006-OA1	5.450%	8/25/36	372	372

				9,042

Stripped Securities — 0.5%
GE Capital Commercial Mortgage Corp. 2005-C4	5.333%	11/10/45	360	350	G1
Mach One Trust, Commercial Mortgage-Backed Securities 2004-1A	1.589%	5/28/40	1,172	39	B,G1,I

				389

Semi-Annual Report to Shareholders

	Rate	Maturity Date	Par/Shares	Value

Mortgage-Backed Securities—Continued
Variable Rate SecuritiesD — 1.1%
Bear Stearns ARM Trust, Mortgage Pass-Through Certificates, Series 2004-4	3.517%	6/25/34	$200	$196
Credit-Based Asset Servicing and Securitization 1999-3	6.630%	1/3/29	51	49	B
IndyMac INDX Mortgage Loan Trust 2005-AR15	5.099%	9/25/35	123	119
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-CB13	5.472%	1/12/43	100	97
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4	4.918%	10/15/42	200	188
Merrill Lynch/Countrywide Commercial Mortgage 2007-6 A4	5.485%	3/12/51	200	194

				843

Total Mortgage-Backed Securities
(Cost — $14,895)				14,722

U.S. Government and Agency Obligations — 16.7%
Fixed Rate Securities — 11.1%
Fannie Mae	6.625%	9/15/09	160	165
Fannie Mae	5.200%	11/8/10	170	169
Fannie Mae	5.625%	5/19/11	290	291
Fannie Mae	4.610%	10/10/13	560	534
Federal Home Loan Bank	3.875%	8/22/08	120	118
Federal Home Loan Bank	5.400%	1/2/09	130	130
Freddie Mac	4.750%	1/18/11	110	108
Freddie Mac	5.250%	2/24/11	160	159
Freddie Mac	5.625%	3/15/11	40	40
Freddie Mac	4.650%	10/10/13	600	573
Freddie Mac	5.450%	11/21/13	180	178

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Core Bond Fund—Continued

	Rate	Maturity Date	Par/Shares	Value

U.S. Government and Agency Obligations—Continued
Fixed Rate Securities—Continued
Freddie Mac	5.300%	5/12/20	$690	$659
Freddie Mac	5.625%	11/23/35	210	196
United States Treasury Bonds	4.500%	2/15/36	455	412
United States Treasury Bonds	4.750%	2/15/37	1,830	1,725
United States Treasury Notes	3.750%	5/15/08	40	40
United States Treasury Notes	4.500%	3/31/09	60	60
United States Treasury Notes	4.750%	2/15/10	310	309
United States Treasury Notes	4.125%	8/15/10	100	98
United States Treasury Notes	4.625%	10/31/11	1,200	1,186
United States Treasury Notes	4.625%	12/31/11	150	148
United States Treasury Notes	4.500%	3/31/12	240	236
United States Treasury Notes	4.500%	4/30/12	290	285
United States Treasury Notes	4.250%	8/15/14	560	536
United States Treasury Notes	5.125%	5/15/16	13	13

				8,368

Stripped Securities — 0.3%
United States Treasury Bonds	0.000%	11/15/21	420	198	G2
United States Treasury Strip Principal	0.000%	5/15/30	100	31	G2

				229

Treasury Inflation-Protected SecuritiesJ — 5.3%
United States Treasury Inflation-Protected Security	3.875%	1/15/09	25	26
United States Treasury Inflation-Protected Security	2.000%	1/15/14	73	70
United States Treasury Inflation-Protected Security	1.875%	7/15/15	159	150
United States Treasury Inflation-Protected Security	2.000%	1/15/16	396	376
United States Treasury Inflation-Protected Security	2.375%	1/15/17	871	850
United States Treasury Inflation-Protected Security	2.375%	1/15/25	565	543

Semi-Annual Report to Shareholders

	Rate	Maturity Date	Par/Shares	Value

U.S. Government and Agency Obligations—Continued
Treasury Inflation-Protected Securities—Continued
United States Treasury Inflation-Protected Security	2.000%	1/15/26	$604	$547
United States Treasury Inflation-Protected Security	2.375%	1/15/27	1,066	1,023
United States Treasury Inflation-Protected Security	3.875%	4/15/29	277	334
United States Treasury Inflation-Protected Security	3.375%	4/15/32	58	67

				3,986

Total U.S. Government and Agency Obligations
(Cost — $12,865)				12,583

U.S. Government Agency Mortgage-Backed Securities — 48.5%
Fixed Rate Securities — 47.5%
Fannie Mae	5.500%	12/1/17 to 4/1/36	1,390	1,346
Fannie Mae	5.000%	10/1/20 to 3/1/36	1,934	1,853
Fannie Mae	6.000%	8/1/21 to 9/1/36	3,896	3,868
Fannie Mae	5.500%	12/1/22 to 12/1/37	3,380	3,266	K
Fannie Mae	6.000%	12/1/22 to 12/1/37	3,100	3,063	K
Fannie Mae	4.500%	9/1/35	89	81
Fannie Mae	5.000%	12/1/37	12,050	11,280	K
Fannie Mae	6.500%	12/1/37	4,790	4,833	K
Freddie Mac	4.500%	4/1/19	256	243
Freddie Mac	5.000%	7/1/20 to 9/1/35	1,244	1,196
Government National Mortgage Association	6.000%	11/15/28 to 12/15/33	635	633
Government National Mortgage Association	6.500%	2/15/32	226	230
Government National Mortgage Association	5.000%	8/15/33 to 5/15/34	834	790

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Core Bond Fund—Continued

	Rate	Maturity Date	Par/Shares	Value

U.S. Government Agency Mortgage-Backed Securities—Continued
Fixed Rate Securities—Continued
Government National Mortgage Association	5.500%	2/15/35	$2,418	$2,349
Government National Mortgage Association	6.500%	12/1/37	700	711	K

				35,742

Indexed SecuritiesA — 1.0%
Freddie Mac	5.920%	4/1/37	745	748

Total U.S. Government Agency Mortgage-Backed Securities
(Cost — $37,007)				36,490

Yankee BondsL — 6.5%
Commercial Banks — 2.6%
BNP Paribas NY	6.875%	3/1/09	110	112
Eksportfinans ASA	5.500%	5/25/16	160	161
Glitnir Banki Hf	6.330%	7/28/11	130	132	B
Glitnir Banki Hf	6.693%	6/15/16	120	124	B,C
Kaupthing Bank Hf	6.045%	4/12/11	270	272	A,B
Kaupthing Bank Hf	7.125%	5/19/16	440	465	B
Landsbanki Islands Hf	6.100%	8/25/11	230	233	B
Resona Preferred Global Securities	7.191%	7/30/49	140	143	B,C
RSHB Capital SA	6.299%	5/15/17	190	186	B
Shinsei Finance Cayman Ltd.	6.418%	7/20/49	100	97	B,C

				1,925

Diversified Financial Services — 0.8%
Banagricola DPR Funding Ltd.	5.800%	3/15/10	139	139	A,B
MUFG Capital Finance 1 Ltd.	6.346%	7/29/49	100	98	C
SMFG Preferred Capital	6.078%	1/29/49	250	241	B,C
TNK-BP Finance SA	7.500%	7/18/16	140	144	B

				622

Semi-Annual Report to Shareholders

	Rate	Maturity Date	Par/Shares	Value

Yankee Bonds—Continued
Diversified Telecommunication Services — 0.5%
British Telecommunications PLC	8.625%	12/15/10	$100	$109
Deutsche Telekom International Finance BV	5.750%	3/23/16	75	73
Koninklijke (Royal) KPN NV	8.000%	10/1/10	80	86
Telecom Italia Capital SpA	4.950%	9/30/14	70	65
Telecom Italia Capital SpA	5.250%	10/1/15	20	18

				351

Foreign Government — 0.6%
Russian Federation	7.500%	3/31/30	51	56	B
United Mexican States	5.625%	1/15/17	4	4
United Mexican States	6.750%	9/27/34	346	369

				429

Gas Utilities — 0.2%
Intergas Finance BV	6.375%	5/14/17	187	179	B

Industrial Conglomerates — 0.8%
Tyco International Group SA	6.125%	11/1/08	10	10
Tyco International Group SA	6.750%	2/15/11	40	42
Tyco International Group SA	6.375%	10/15/11	75	77
Tyco International Group SA	6.000%	11/15/13	100	103
Tyco International Group SA	6.875%	1/15/29	310	358

				590

Metals and Mining — 0.2%
Vale Overseas Ltd.	6.875%	11/21/36	180	181

Oil, Gas and Consumable Fuels — 0.8%
Anadarko Finance Co.	7.500%	5/1/31	5	5
ChevronTexaco Capital Co.	3.500%	9/17/07	140	140
Conoco Funding Co.	6.350%	10/15/11	10	10
Gazprom	6.212%	11/22/16	170	166	B

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Core Bond Fund—Continued

	Rate	Maturity Date	Par/Shares		Value

Yankee Bonds—Continued
Oil, Gas and Consumable Fuels—Continued
Gazprom	6.510%	3/7/22	$190		$188	B
Petrobras International Finance Co.	6.125%	10/6/16	130		127

					636

Total Yankee Bonds
(Cost — $4,899)					4,913

Preferred Stocks — 0.3%
Fannie Mae	5.375%		—	E	99	M
General Motors Corp.	5.250%		7		146	M

Total Preferred Stocks
(Cost — $213)					245

Total Long-Term Securities (Cost — $88,549)					87,178

Short-Term Securities — 15.3%
U.S. Government and Agency Obligations — 0.3%
Fannie Mae	0.000%	3/17/08	$255		246	N,O

Options PurchasedP — 0.2%
Eurodollar Futures Call, December 2007, Strike Price $94.00			16	Q	28
Eurodollar Futures Call, September 2007, Strike Price $94.00			57	Q	95
Eurodollar Futures Call, September 2007, Strike Price $94.50			19	Q	8
Eurodollar Futures Call, September 2007, Strike Price $94.75			10	Q	1

Semi-Annual Report to Shareholders

	Rate	Maturity Date	Par/Shares		Value

Options Purchased—Continued
Eurodollar Futures Put, September 2007, Strike Price $94.00			2	Q	$—	F
U.S. Treasury Note Futures Call, August 2007, Strike Price $103.00			18	Q	22
U.S. Treasury Note Futures Call, August 2007, Strike Price $104.50			4	Q	1

					155

Repurchase Agreements — 14.8%
Deutsche Bank AG
5.2%, dated 6/29/07, to be repurchased at $5,558 on 7/2/07 (Collateral: $6,043 Freddie Mac notes, 5.0%, due 12/14/18 value $5,667)			$5,556		5,556
Merrill Lynch Government Securities Inc.
5.15%, dated 6/29/07, to be repurchased at $5,557 on 7/2/07 (Collateral: $21,182 Fannie Mae zero-coupon bonds, due 11/15/30, value $5,666)			5,555		5,555

					11,111

Total Short-Term Securities (Cost — $11,574)					11,512

Total Investments — 131.2% (Cost — $100,123)R					98,690
Other Assets Less Liabilities — (31.2)%					(23,485)

Net Assets — 100.0%					$75,205

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Core Bond Fund—Continued

	Expiration	Actual Contracts	Appreciation/ (Depreciation)

Futures Contracts PurchasedP
Eurodollar Futures	September 2007	8	$(3)
Eurodollar Futures	December 2007	37	(11)
Eurodollar Futures	March 2008	34	(2)
U.S. Treasury Bond Futures	September 2007	15	15
U.S. Treasury Note Futures	September 2007	117	(51)

			$(52)

Futures Contracts WrittenP
U.S. Treasury Note Futures	September 2007	98	(5)
U.S. Treasury Note Futures	December 2007	1	(1)

			$(6)

Options WrittenP
Eurodollar Futures Call, Strike Price $95.00	September 2007	3	—	F
Eurodollar Futures Call, Strike Price $95.00	March 2008	11	(1)
Eurodollar Futures Call, Strike Price $95.25	September 2007	21	5
Eurodollar Futures Call, Strike Price $95.50	December 2007	8	1
Eurodollar Futures Put, Strike Price $94.75	September 2007	15	(2)
U.S. Treasury Bond Futures Call, Strike Price $108.00	July 2007	5	(2)
U.S. Treasury Bond Futures Call, Strike Price $109.00	August 2007	37	(9)
U.S. Treasury Bond Futures Call, Strike Price $110.00	August 2007	2	—	F
U.S. Treasury Bond Futures Call, Strike Price $108.00	November 2007	5	(1)
U.S. Treasury Bond Futures Call, Strike Price $112.00	August 2007	5	1
U.S. Treasury Bond Futures Call, Strike Price $114.00	August 2007	1	—	F

Semi-Annual Report to Shareholders

	Expiration	Actual Contracts	Appreciation/ (Depreciation)

Options Written—Continued
U.S. Treasury Bond Futures Call, Strike Price $115.00	August 2007	2	$1
U.S. Treasury Bond Futures Put, Strike Price $104.00	August 2007	5	1
U.S. Treasury Bond Futures Put, Strike Price $105.00	August 2007	20	6
U.S. Treasury Note Futures Call, Strike Price $104.00	August 2007	3	—	F
U.S. Treasury Note Futures Call, Strike Price $105.00	August 2007	2	—	F
U.S. Treasury Note Futures Call, Strike Price $106.00	July 2007	12	(1)
U.S. Treasury Note Futures Call, Strike Price $106.00	August 2007	34	(8)
U.S. Treasury Note Futures Call, Strike Price $106.00	November 2007	6	(2)
U.S. Treasury Note Futures Call, Strike Price $107.00	August 2007	8	—	F
U.S. Treasury Note Futures Call, Strike Price $107.00	November 2007	28	(6)
U.S. Treasury Note Futures Call, Strike Price $108.00	August 2007	4	—	F
U.S. Treasury Note Futures Call, Strike Price $108.00	November 2007	18	—	F
U.S. Treasury Bond Futures Call, Strike Price $108.00	August 2007	3	(1)
U.S. Treasury Note Futures Call, Strike Price $109.00	August 2007	17	9
U.S. Treasury Note Futures Call, Strike Price $110.00	August 2007	16	5
U.S. Treasury Note Futures Put, Strike Price $102.00	August 2007	3	—	F
U.S. Treasury Note Futures Put, Strike Price $102.00	November 2007	5	1

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Core Bond Fund—Continued

	Expiration	Actual Contracts	Appreciation/ (Depreciation)

Options Written—Continued
U.S. Treasury Note Futures Put, Strike Price $103.00	August 2007	6	$3
U.S. Treasury Note Futures Put, Strike Price $103.00	November 2007	3	—	F
U.S. Treasury Note Futures Put, Strike Price $104.00	July 2007	8	2
U.S. Treasury Note Futures Put, Strike Price $104.00	August 2007	14	4
U.S. Treasury Notes Futures Put, Strike Price $104.00	November 2007	2	—	F

			$6

N.M. — Not Meaningful.

A

Indexed Security—The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Consumer Price Index (“CPI”), or the one-year Treasury Bill Rate. The coupon rates are the rates as of June 30, 2007.

B

Rule 144a Security—A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, represent 8.33% of net assets.

C

Stepped Coupon Security—A security with a predetermined schedule of interest or dividend rate changes at which time it begins to accrue interest or pay dividends according to the predetermined schedule.

D	The coupon rates shown on variable rate securities are the rates at June 30, 2007. These rates vary with the weighted average coupon of the underlying loans.
E	Amount represents less than 0.50 Par/Shares.
F	Amount represents less than $1.
G

Stripped Security—Security with interest-only or principal-only payment streams, denoted by a 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.

H	Private Placement
I	Illiquid security valued at fair value under the procedures approved by the Board of Directors.
J

Treasury Inflation-Protected Security—Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.

K	When-issued Security—Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.
L	Yankee Bond—A dollar-denominated bond issued in the U.S. by foreign entities.
M	Convertible Security—Security may be converted into the issuer’s common stock.
N	Zero coupon bond—A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.

Semi-Annual Report to Shareholders

O	All or a portion of this security is collateral to cover futures and options contracts written.
P	Options and futures are described in more detail in the notes to financial statements.
Q	Par represents actual number of contracts.
R

Aggregate cost for the federal income tax purposes is substantially the same as book cost. At June 30, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes was substantially as follows:

Gross unrealized appreciation	$223
Gross unrealized depreciation	$(1,656)

Net unrealized appreciation/(depreciation)	$(1,433)

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Assets and Liabilities

Core Bond Fund

June 30, 2007 (Unaudited)

(Amounts in Thousands)

Assets:
Investment securities at market value (cost – $ 88,549)		$87,178
Short-term securities at value (cost – $ 11,574)		11,512
Cash		2
Receivable for securities sold		10,381
Interest and dividends receivable		622
Receivable for fund shares sold		295
Futures variation margin receivable		12

Total assets		110,002

Liabilities:
Payable for securities purchased	$34,277
Income distribution payable	134
Payable for fund shares repurchased	125
Options written (Proceeds – $ 125)	119
Accrued expenses	94
Accrued distribution and service fees	31
Accrued management fee	10
Swap contracts at value	7

Total liabilities		34,797

Net Assets		$75,205

Net assets consist of:
Accumulated paid-in-capital		$77,847
Undistributed net investment income		34
Accumulated net realized loss on investments, options and futures		(1,189)
Net unrealized depreciation on investments, options, futures and swaps		(1,487)

Net Assets		$75,205

Net Asset Value Per Share:
Primary Class (7,852 shares outstanding)		$9.58

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Operations

Core Bond Fund

For the Six Months Ended June 30, 2007 (Unaudited)

(Amounts in Thousands)

Investment Income:
Interest	$2,019
Dividends	7

Total income			$2,026

Expenses:
Management fees	166
Distribution and service fees:
Primary Class	185
Audit and legal fees	31
Custodian fees	21
Directors’ fees and expenses	17
Registration fees	13
Reports to shareholders	19
Transfer agent and shareholder servicing expense:
Primary Class	29
Other expenses	30

	511
Less: Fees waived	(140)
Compensating balance credits	(2	)A

Net expenses			369

Net Investment Income			1,657

Net Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain/(loss) on:
Investments	(448)
Options	81
Swaps	—	B
Futures	88

			(279)
Change in unrealized appreciation/(depreciation) of investments, options, futures and swaps			(1,077)

Net Realized and Unrealized Loss on Investments			(1,356)
Change in Net Assets Resulting From Operations			$301

A	See Note 1, Compensating Balance Credits, in the notes to financial statements.
B	Amount less than $1.

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Changes in Net Assets

Core Bond Fund

(Amounts in Thousands)

	For the Six Months Ended June 30, 2007	For The Year Ended December 31, 2006
	(Unaudited)
Change in Net Assets:
Net investment income	$1,657	$2,992
Net realized loss	(279)	(141)
Change in unrealized appreciation/depreciation	(1,077)	402
Change in net assets resulting from operations	301	3,253
Distributions to shareholders from:
Net investment income:
Primary Class	(1,657)	(2,992)
Change in net assets from fund share transactions:
Primary Class	4,211	264
Change in net assets	2,855	525

Net Assets:
Beginning of period	72,350	71,825
End of period	$75,205	$72,350
Undistributed net investment income	$34	$34

See notes to financial statements.

Semi-Annual Report to Shareholders

Financial Highlights

Core Bond Fund

Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

Primary Class:

	Six Months Ended June 30, 2007		Years Ended December 31,
			2006		2005		2004A

	(Unaudited)
Net asset value, beginning of period	$9.75		$9.71		$9.95		$10.00

Investment operations:
Net investment income	.22	B	.40	B	.32		.18
Net realized and unrealized gain/(loss)	(.17)		.04		(.23)		.00	C

Total from investment operations	.05		.44		.09		.18

Distributions from:
Net investment income	(.22)		(.40)		(.33)		(.21)
Net realized gain on investments	—		—		(.00	)C	(.02)

Total distributions	(.22)		(.40)		(.33)		(.23)

Net asset value, end of period	$9.58		$9.75		$9.71		$9.95

Total return	0.47	%D	4.71%		.94%		1.90	%D

Ratios to Average Net Assets:E
Total expenses	1.39	%F	1.44%		1.38%		1.56	%F
Expenses net of waivers, if any	1.01	%F	1.02%		1.00%		1.00	%F
Expenses net of all reductions	1.00	%F	1.00%		1.00%		1.00	%F
Net investment income	4.49	%F	4.19%		3.29%		2.50	%F

Supplemental Data:
Portfolio turnover rate	201.5	%D	428.1%		435.7%		233.8	%D
Net assets, end of period (in thousands)	$75,205		$72,350		$71,825		$63,773

A	For the period February 27, 2004 (commencement of operations) to December 31, 2004.
B	Computed using average daily shares outstanding.
C	Amount represents less than $.01 per share.
D	Not annualized.
E

Total expenses reflects operating expenses prior to any voluntary expense waivers and/or compensating balance credits. Expenses net of waivers reflects total expenses before compensating balance credits but net of any voluntary expense waivers. Expenses net of all reductions reflects expenses less any compensating balance credits and/or voluntary expense waivers.

F	Annualized.

See notes to financial statements.

Semi-Annual Report to Shareholders

Expense Example

Investment Grade Income Portfolio

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and service (12b-1) fees on Primary Class shares; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Each example is based on an investment of $1,000 invested on January 1, 2007, and held through June 30, 2007.

Actual Expenses

The first line for each class in the table below provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account if your shares were held through the entire period.

Hypothetical Example for Comparison Purposes

The second line for each class in the table below provides information about hypothetical account values and hypothetical expenses based on the relevant class’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples for the relevant class that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Expenses PaidA During the Period 1/1/07 to 6/30/07
Primary Class:
Actual	$1,000.00	$1,009.00	$4.98
Hypothetical (5% return before expenses)	1,000.00	1,019.84	5.01
Institutional Class:
Actual	$1,000.00	$1,011.50	$2.49
Hypothetical (5% return before expenses)	1,000.00	1,022.32	2.51

A

These calculations are based on expenses incurred in the most recent fiscal half-year. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratios of 1.00% and 0.50% for the Primary Class and Institutional Class, respectively, multiplied by the average values over the period, multiplied by the number of days in the most recent fiscal half-year (181), and divided by 365.

Semi-Annual Report to Shareholders

Performance Information

Investment Grade Income Portfolio

The graphs on the following pages compare the Fund’s total returns to that of a closely matched broad-based securities market index. The graphs illustrate the cumulative total return of an initial $10,000 investment in Primary Class shares and an initial $1,000,000 investment in Institutional Class shares of the Fund, for the periods indicated. The lines for the Fund represent the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. The line representing the securities market index does not include any transaction costs associated with buying and selling securities in the index or other administrative expenses. Both the Fund’s and the index’s results assume reinvestment of all dividends and distributions.

Total return measures investment performance in terms of appreciation or depreciation in a fund’s net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results.

Semi-Annual Report to Shareholders

Performance Information—Continued

Growth of a $10,000 Investment—Primary Class

Periods Ended June 30, 2007

	Cumulative Total Return	Average Annual Total Return
One Year	+8.01%	+8.01%
Five Years	+36.65%	+6.44%
Ten Years	+83.44%	+6.26%

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.leggmasonfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

A

This index consists of publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. To qualify, bonds must be SEC-registered. The index includes both corporate (industrial, utility and finance) and non-corporate (sovereign, supranational, foreign agency, and foreign local government) sectors.

Semi-Annual Report to Shareholders

Growth of a $1,000,000 Investment—Institutional Class

Periods Ended June 30, 2007

	Cumulative Total Return	Average Annual Total Return
One Year	+8.55%	+8.55%
Five Years	+40.26%	+7.00%
Ten Years	+93.39%	+6.82%

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please call 1-888-425-6432. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Semi-Annual Report to Shareholders

Performance Information—Continued

Portfolio Composition (as of June 30, 2007)B

Standard & Poor’s Debt RatingsC (as a percentage of the portfolio)

Maturity Schedule (as a percentage of the portfolio)

B	The Fund is actively managed. As a result, the composition of its portfolio holdings and sectors is subject to change at any time
C	Standard & Poor’s Ratings Services provide capital markets with credit ratings for the evaluation and assessment of credit risk.

Semi-Annual Report to Shareholders

Portfolio of Investments

Investment Grade Income Portfolio

June 30, 2007 (Unaudited)

(Amounts in Thousands)

	Rate	Maturity Date	Par	Value
Long-Term Securities — 97.6%
Corporate Bonds and Notes — 66.1%
Aerospace and Defense — 0.2%
L-3 Communications Corp.	7.625%	6/15/12	$1,000	$1,024

Airlines — 0.2%
Continental Airlines Inc.	7.256%	3/15/20	482	501
Continental Airlines Inc.	6.545%	8/2/20	156	159

				660

Automobiles — 1.7%
DaimlerChrysler NA Holding Corp.	4.050%	6/4/08	160	158
DaimlerChrysler NA Holding Corp.	7.200%	9/1/09	260	268
DaimlerChrysler NA Holding Corp.	5.875%	3/15/11	300	301
DaimlerChrysler NA Holding Corp.	7.300%	1/15/12	735	780
DaimlerChrysler NA Holding Corp.	6.500%	11/15/13	290	299
DaimlerChrysler NA Holding Corp.	8.500%	1/18/31	850	1,074
Ford Motor Co.	7.450%	7/16/31	1,975	1,578
Ford Motor Co.	8.900%	1/15/32	370	322
General Motors Corp.	8.250%	7/15/23	650	592
General Motors Corp.	8.375%	7/15/33	1,990	1,816

				7,188

Beverages — 0.2%
Foster’s Finance Corp.	4.875%	10/1/14	840	781	A

Building Products — N.M.
American Standard Inc.	8.250%	6/1/09	37	39
American Standard Inc.	7.625%	2/15/10	5	5

				44

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Investment Grade Income Portfolio—Continued

	Rate	Maturity Date	Par	Value
Corporate Bonds and Notes—Continued
Capital Markets — 3.0%
BankAmerica Capital III	5.926%	1/15/27	$585	$569	B
Lehman Brothers Holdings Inc.	5.750%	1/3/17	3,980	3,867
Merrill Lynch and Co. Inc.	6.000%	2/17/09	800	807
Merrill Lynch and Co. Inc.	5.700%	5/2/17	1,940	1,868
Merrill Lynch and Co. Inc.	6.110%	1/29/37	910	854
Morgan Stanley	5.050%	1/21/11	900	881
Morgan Stanley	4.750%	4/1/14	65	61
The Bear Stearns Cos. Inc.	5.500%	8/15/11	1,650	1,634
The Bear Stearns Cos. Inc.	5.550%	1/22/17	320	302
The Goldman Sachs Group Inc.	6.345%	2/15/34	2,025	1,931

				12,774

Chemicals — 0.6%
E.I. du Pont de Nemours and Co.	4.875%	4/30/14	1,100	1,048
The Dow Chemical Co.	6.000%	10/1/12	750	758
The Dow Chemical Co.	7.375%	11/1/29	800	866

				2,672

Commercial Banks — 4.4%
CBA Capital Trust I	5.805%	6/30/49	3,510	3,452	A
Comerica Capital Trust II	6.576%	2/20/37	990	926	C
KeyBank NA	5.800%	7/1/14	5	5
Rabobank Capital Funding Trust II	5.260%	12/31/49	320	307	A,C
Rabobank Capital Funding Trust III	5.254%	10/21/49	3,120	2,921	A,C
RBS Capital Trust III	5.512%	9/30/49	4,020	3,864	C
SunTrust Bank	5.000%	9/1/15	770	727
SunTrust Capital VIII	6.100%	12/15/36	1,550	1,419	C
UnionBanCal Corp.	5.250%	12/16/13	785	764
Wachovia Capital Trust III	5.800%	3/15/42	520	518	C
Wachovia Corp.	5.625%	10/15/16	2,300	2,240
Wachovia Corp.	5.750%	6/15/17	580	572
Wells Fargo Capital X	5.950%	12/15/36	1,260	1,175	C

				18,890

Semi-Annual Report to Shareholders

	Rate	Maturity Date	Par	Value
Corporate Bonds and Notes—Continued
Commercial Services and Supplies — 0.2%
Waste Management Inc.	6.375%	11/15/12	$310	$317
Waste Management Inc.	7.375%	5/15/29	690	727

				1,044

Communications Equipment—N.M.
Motorola Inc.	7.625%	11/15/10	135	142

Computers and Peripherals — 0.4%
International Business Machines Corp.	4.750%	11/29/12	1,750	1,692

Consumer Finance — 5.9%
American Express Co.	6.800%	9/1/66	3,100	3,197	C
Capital One Financial Corp.	7.125%	8/1/08	340	345
Caterpillar Financial Services Corp.	4.500%	6/15/09	1,040	1,024
Ford Motor Credit Co.	7.375%	10/28/09	2,970	2,948
Ford Motor Credit Co.	7.375%	2/1/11	2,390	2,335
Ford Motor Credit Co.	10.610%	6/15/11	6,828	7,376	B
Ford Motor Credit Co.	7.250%	10/25/11	2,410	2,320
GMAC LLC	6.125%	8/28/07	2,680	2,682
GMAC LLC	6.311%	11/30/07	320	319
GMAC LLC	6.875%	9/15/11	750	738
GMAC LLC	0.000%	6/15/15	40	22	D
GMAC LLC	8.000%	11/1/31	590	603
Nelnet Inc.	7.400%	9/29/36	1,310	1,306	C
SLM Corp.	5.375%	5/15/14	630	540

				25,755

Diversified Financial Services — 13.2%
AGFC Capital Trust I	6.000%	1/15/67	860	822	A,C
AIG SunAmerica Global Financing VI	6.300%	5/10/11	5,170	5,295	A
American Express Travel Related Services Co. Inc.	5.250%	11/21/11	830	821	A
Associates Corp. of North America	8.150%	8/1/09	775	817
Bank of America Corp.	4.750%	8/15/13	110	105

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Investment Grade Income Portfolio—Continued

	Rate	Maturity Date	Par	Value
Corporate Bonds and Notes—Continued
Diversified Financial Services—Continued
Bank of America Corp.	5.420%	3/15/17	$3,100	$2,972
Beaver Valley II Funding	9.000%	6/1/17	1,078	1,201
Capital One Bank	4.875%	5/15/08	150	149
Capital One Bank	5.750%	9/15/10	870	874
Capital One Bank	6.500%	6/13/13	690	709
Capital One Capital IV	6.745%	2/17/37	1,100	1,012	C
Capmark Financial Group Inc.	5.875%	5/10/12	1,000	987	A,E
Chase Capital II	5.856%	2/1/27	1,980	1,900	B
Citigroup Inc.	6.125%	8/25/36	5,980	5,872
Deutsche Bank Capital Funding Trust	5.628%	1/19/49	1,760	1,676	A,C
General Electric Capital Corp.	5.000%	4/10/12	6,190	6,042
General Electric Capital Corp.	5.550%	5/4/20	590	572
General Electric Capital Corp.	6.750%	3/15/32	5	5
Glen Meadow Pass-Through Certificates	6.505%	2/12/67	860	846	A,C
HSBC Finance Capital Trust IX	5.911%	11/30/35	2,500	2,420	C
HSBC Finance Corp.	5.700%	6/1/11	1,280	1,283
HSBC Finance Corp.	5.500%	1/19/16	1,610	1,551
ILFC E-Capital Trust II	6.250%	12/21/65	2,320	2,263	A,C
JPMorgan Chase and Co.	4.891%	9/1/15	1,035	1,015	C
JPMorgan Chase and Co.	6.125%	6/27/17	5	5
Mizuho Preferred Capital Co. LLC	8.790%	6/30/49	1,520	1,565	A,C
National Rural Utilities Cooperative Finance Corp.	7.250%	3/1/12	1,700	1,811
Residential Capital Corp.	6.125%	11/21/08	1,340	1,328
Residential Capital Corp.	6.000%	2/22/11	2,120	2,051
Residential Capital Corp.	6.500%	6/1/12	660	644
SB Treasury Co. LLC	9.400%	6/30/49	840	869	A,C
UBS Preferred Funding Trust V	6.243%	5/15/49	3,030	3,042	C
ZFS Finance USA Trust II	6.450%	12/15/65	4,990	4,840	A,C

				57,364

Diversified Telecommunication Services — 2.6%
AT&T Corp.	8.000%	11/15/31	1,200	1,426
AT&T Inc.	5.100%	9/15/14	1,910	1,822
BellSouth Corp.	4.750%	11/15/12	830	793

Semi-Annual Report to Shareholders

	Rate	Maturity Date	Par	Value
Corporate Bonds and Notes—Continued
Communications Equipment—Continued
Embarq Corp.	7.082%	6/1/16	$930	$935
Qwest Corp.	5.625%	11/15/08	550	548
Verizon Global Funding Corp.	6.875%	6/15/12	1,030	1,085
Verizon Global Funding Corp.	7.750%	6/15/32	375	420
Verizon Global Funding Corp.	5.850%	9/15/35	1,580	1,449
Verizon New York Inc.	6.875%	4/1/12	2,810	2,930

				11,408

Electric Utilities — 3.8%
Alabama Power Co.	3.125%	5/1/08	920	903
Duke Energy Corp.	5.625%	11/30/12	270	270
Exelon Corp.	6.750%	5/1/11	1,370	1,411
FirstEnergy Corp.	6.450%	11/15/11	2,285	2,343
FirstEnergy Corp.	7.375%	11/15/31	3,650	3,951
Niagara Mohawk Power Corp.	7.750%	10/1/08	1,010	1,036
Pacific Gas and Electric Co.	6.050%	3/1/34	2,150	2,083
Tampa Electric Co.	6.375%	8/15/12	380	391
The Cleveland Electric Illuminating Co.	5.650%	12/15/13	940	921
The Cleveland Electric Illuminating Co.	7.880%	11/1/17	850	962
The Detroit Edison Co.	5.200%	10/15/12	1,260	1,234
TXU Energy Co.	7.000%	3/15/13	930	959

				16,464

Energy Equipment and Services — 0.4%
CenterPoint Energy Resources Corp.	7.875%	4/1/13	1,010	1,102
Pride International Inc.	7.375%	7/15/14	800	802

				1,904

Food and Staples Retailing — 0.9%
CVS Corp.	5.750%	8/15/11	820	820
Safeway Inc.	7.500%	9/15/09	600	624
Safeway Inc.	5.800%	8/15/12	750	750

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Investment Grade Income Portfolio—Continued

	Rate	Maturity Date	Par	Value
Corporate Bonds and Notes—Continued
Food and Staples Retailing—Continued
The Kroger Co.	8.000%	9/15/29	$1,000	$1,078
Wal-Mart Stores Inc.	6.875%	8/10/09	475	490

				3,762

Food Products — 0.6%
Ahold Finance USA Inc.	8.250%	7/15/10	960	1,025
Kellogg Co.	6.600%	4/1/11	1,000	1,034
Kellogg Co.	7.450%	4/1/31	650	737

				2,796

Gas Utilities — 0.4%
Panhandle Eastern Pipe Line Co.	4.800%	8/15/08	1,170	1,160
Southern Natural Gas Co.	5.900%	4/1/17	480	464	A

				1,624

Health Care Equipment and Supplies — 0.5%
Baxter International Inc.	5.900%	9/1/16	1,430	1,430
Hospira Inc.	6.050%	3/30/17	840	827

				2,257

Health Care Providers and Services — 3.3%
Aetna Inc.	5.750%	6/15/11	1,490	1,499
Cardinal Health Inc.	5.800%	10/15/16	1,100	1,065	A
Coventry Health Care Inc.	5.950%	3/15/17	1,150	1,122
HCA Inc.	6.300%	10/1/12	1,790	1,656
HCA Inc.	6.250%	2/15/13	2,130	1,922
HCA Inc.	5.750%	3/15/14	150	127
HCA Inc.	9.125%	11/15/14	1,100	1,156	A
HCA Inc.	9.250%	11/15/16	1,380	1,470	A
Humana Inc.	6.450%	6/1/16	600	604
Quest Diagnostics Inc.	5.125%	11/1/10	790	774
Universal Health Services Inc.	7.125%	6/30/16	1,450	1,501
WellPoint Inc.	5.875%	6/15/17	1,560	1,541

				14,437

Household Durables — 0.5%
Centex Corp.	5.125%	10/1/13	420	389
DR Horton Inc.	5.250%	2/15/15	610	546

Semi-Annual Report to Shareholders

	Rate	Maturity Date	Par	Value
Corporate Bonds and Notes—Continued
Household Durables—Continued
Pulte Homes Inc.	6.250%	2/15/13	$385	$373
The Black and Decker Corp.	5.750%	11/15/16	810	785

				2,093

Household Products—N.M.
The Procter and Gamble Co.	4.300%	8/15/08	200	198

Independent Power Producers and Energy Traders — 0.9%
Dynegy Holdings Inc.	8.750%	2/15/12	1,690	1,741
TXU Corp.	6.500%	11/15/24	2,730	2,257

				3,998

Insurance — 2.8%
Ace Ina Holdings Inc.	5.700%	2/15/17	670	652
Allstate Corp.	6.500%	5/15/57	1,300	1,229	C
ASIF Global Financing XIX	4.900%	1/17/13	90	87	A
Everest Reinsurance Holdings Inc.	6.600%	5/15/67	760	725	C
Liberty Mutual Group	5.750%	3/15/14	720	697	A
Liberty Mutual Group	7.800%	3/7/87	810	763	A,C
MetLife Inc.	6.400%	12/15/36	2,890	2,677	C
Prudential Financial Inc.	5.700%	12/14/36	920	843
The Chubb Corp.	6.375%	3/29/67	910	890	C
The Travelers Cos. Inc.	6.250%	6/15/37	710	687
The Travelers Cos. Inc.	6.250%	3/15/67	1,790	1,720	C
Willis North America Inc.	5.125%	7/15/10	760	738
Willis North America Inc.	5.625%	7/15/15	660	615

				12,323

IT Services — 0.4%
Electronic Data Systems Corp.	7.125%	10/15/09	530	545
Electronic Data Systems Corp.	6.500%	8/1/13	500	494	E
Electronic Data Systems Corp.	7.450%	10/15/29	570	581

				1,620

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Investment Grade Income Portfolio—Continued

	Rate	Maturity Date	Par	Value
Corporate Bonds and Notes—Continued
Leisure Equipment and Products — 0.3%
Eastman Kodak Co.	3.625%	5/15/08	$975	$948
Eastman Kodak Co.	7.250%	11/15/13	500	500

				1,448

Media — 4.6%
Clear Channel Communications Inc.	4.400%	5/15/11	1,210	1,091
Clear Channel Communications Inc.	5.500%	9/15/14	500	427
Comcast Cable Communications Inc.	6.750%	1/30/11	960	994
Comcast Cable Holdings LLC	7.125%	2/15/28	180	185
Comcast Corp.	7.050%	3/15/33	1,800	1,858
Comcast Corp.	6.450%	3/15/37	1,100	1,060
Cox Communications Inc.	4.625%	1/15/10	1,410	1,377
CSC Holdings Inc.	7.625%	7/15/18	1,500	1,425
Liberty Media LLC	7.875%	7/15/09	1,000	1,037
Liberty Media LLC	8.500%	7/15/29	340	340
Liberty Media LLC	8.250%	2/1/30	120	116
News America Inc.	6.550%	3/15/33	1,495	1,458
Rogers Cable Inc.	6.250%	6/15/13	570	575
The Walt Disney Co.	6.200%	6/20/14	1,220	1,262
Time Warner Entertainment Co. LP	8.375%	7/15/33	505	586
Time Warner Inc.	6.875%	5/1/12	1,350	1,408
Time Warner Inc.	9.125%	1/15/13	1,130	1,298
Time Warner Inc.	7.700%	5/1/32	1,015	1,098
Viacom Inc.	7.700%	7/30/10	90	95
Viacom Inc.	5.750%	4/30/11	990	989
Viacom Inc.	5.625%	8/15/12	1,095	1,077

				19,756

Metals and Mining — 1.1%
Freeport-McMoRan Copper & Gold Inc.	8.375%	4/1/17	4,330	4,622

Semi-Annual Report to Shareholders

	Rate	Maturity Date	Par	Value
Corporate Bonds and Notes—Continued
Multi-Utilities — 0.7%
DTE Energy Co.	6.375%	4/15/33	$350	$346
Sempra Energy	5.830%	5/21/08	1,685	1,685	B
Xcel Energy Inc.	7.000%	12/1/10	900	939

				2,970

Multiline Retail — 0.6%
Federated Retail Holdings Inc.	5.350%	3/15/12	360	354
May Department Stores Co.	5.750%	7/15/14	1,070	1,026
May Department Stores Co.	6.650%	7/15/24	490	460
Target Corp.	5.875%	3/1/12	860	873

				2,713

Oil, Gas and Consumable Fuels — 5.6%
ConocoPhillips	4.750%	10/15/12	2,290	2,219
Devon Financing Corp. ULC	7.875%	9/30/31	560	649
Duke Capital LLC	6.250%	2/15/13	340	345
El Paso Corp.	7.800%	8/1/31	1,660	1,681
El Paso Corp.	7.750%	1/15/32	340	342
Hess Corp.	7.875%	10/1/29	3,770	4,249
Kerr-McGee Corp.	6.950%	7/1/24	390	405
Kerr-McGee Corp.	7.875%	9/15/31	4,350	5,027
Kinder Morgan Energy Partners LP	7.125%	3/15/12	1,430	1,504
Pemex Project Funding Master Trust	5.960%	12/3/12	107	108	A,B
Pemex Project Funding Master Trust	6.625%	6/15/35	2,900	2,943
Tennessee Gas Pipeline Co.	8.375%	6/15/32	1,000	1,173
The Williams Cos. Inc.	7.625%	7/15/19	2,000	2,110
Valero Energy Corp.	6.875%	4/15/12	565	592
XTO Energy Inc.	6.100%	4/1/36	1,270	1,192

				24,539

Paper and Forest Products — 0.3%
Weyerhaeuser Co.	6.750%	3/15/12	1,120	1,159

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Investment Grade Income Portfolio—Continued

	Rate	Maturity Date	Par	Value
Corporate Bonds and Notes—Continued
Pharmaceuticals — 0.6%
Wyeth	6.950%	3/15/11	$2,000	$2,093	E
Wyeth	5.950%	4/1/37	440	420

				2,513

Real Estate Investment Trusts — 1.2%
Health Care REIT Inc.	5.875%	5/15/15	1,440	1,402
iStar Financial Inc.	5.375%	4/15/10	10	10
iStar Financial Inc.	5.950%	10/15/13	3,610	3,556

				4,968

Road and Rail — 0.6%
Burlington Northern Rail Road Co.	6.960%	3/22/09	105	106
Burlington Northern Rail Road Co.	7.330%	6/23/10	89	92
CSX Transportation Inc.	7.875%	5/15/43	252	288
Norfolk Southern Corp.	7.875%	5/15/43	348	393
Union Pacific Corp.	4.875%	1/15/15	1,740	1,623

				2,502

Thrifts and Mortgage Finance — 1.3%
BB&T Capital Trust II	6.750%	6/7/36	1,750	1,804
Countrywide Financial Corp.	5.800%	6/7/12	2,210	2,194
Washington Mutual Inc.	4.200%	1/15/10	700	679
Washington Mutual Inc.	4.625%	4/1/14	1,000	919

				5,596

Tobacco — 0.5%
Altria Group Inc.	7.000%	11/4/13	1,385	1,469
Reynolds American Inc.	7.875%	5/15/09	860	892

				2,361

Wireless Telecommunication Services — 1.6%
New Cingular Wireless Services Inc.	8.125%	5/1/12	570	627
New Cingular Wireless Services Inc.	8.750%	3/1/31	980	1,222
Nextel Communications Inc.	5.950%	3/15/14	469	447
Nextel Communications Inc.	7.375%	8/1/15	1,600	1,599
Sprint Capital Corp.	8.375%	3/15/12	1,860	2,026

Semi-Annual Report to Shareholders

	Rate	Maturity Date	Par	Value
Corporate Bonds and Notes—Continued
Wireless Telecommunication Services—Continued
Sprint Capital Corp.	8.750%	3/15/32	$5	$5
Sprint Nextel Corp.	6.000%	12/1/16	990	939

				6,865

Total Corporate Bonds and Notes
(Cost — $290,762)				286,926

U.S. Government and Agency Obligations — 8.6%
Fixed Rate Securities — 8.6%
Tennessee Valley Authority	5.375%	11/13/08	150	151
United States Treasury Bonds	4.500%	2/15/36	5,715	5,175
United States Treasury Notes	4.500%	3/31/09	1,470	1,459
United States Treasury Notes	4.750%	2/15/10	4,535	4,518
United States Treasury Notes	4.625%	12/31/11	9,730	9,609
United States Treasury Notes	4.625%	2/29/12	750	741
United States Treasury Notes	4.500%	4/30/12	14,560	14,289
United States Treasury Notes	3.625%	5/15/13	950	888
United States Treasury Notes	4.000%	2/15/15	350	328

Total U.S. Government and Agency Obligations
(Cost — $37,506)				37,158

U.S. Government Agency Mortgage-Backed Securities—N.M.
Indexed SecuritiesB—N.M.
Freddie Mac	7.084%	9/1/24	59	60

Total U.S. Government Agency Mortgage-Backed Securities
(Cost — $60)				60

Yankee BondsF — 22.9%
Automobiles — 0.3%
General Motors Nova Scotia Finance Co.	6.850%	10/15/08	1,160	1,154

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Investment Grade Income Portfolio—Continued

	Rate	Maturity Date	Par	Value
Yankee Bonds—Continued
Beverages—0.3%
Molson Coors Capital Finance	4.850%	9/22/10	$1,305	$1,274

Commercial Banks — 9.7%
AES El Salvador Trust	6.750%	2/1/16	2,080	2,058	A
ATF Capital BV	9.250%	2/21/14	2,280	2,428	A
Banco Mercantil del Norte SA	6.135%	10/13/16	2,030	2,027	A,C
BOI Capital Funding	5.571%	2/1/49	2,000	1,896	A,C
Glitnir Banki Hf	6.330%	7/28/11	1,100	1,120	A
Glitnir Banki Hf	6.693%	6/15/16	1,900	1,957	A,C
Glitnir Banki Hf	7.451%	12/14/49	700	727	A,C
HBOS Capital Funding LP	6.071%	6/30/49	1,490	1,483	A,C
HBOS Treasury Services PLC	4.000%	9/15/09	1,080	1,050	A
HSBC Capital Funding LP	4.610%	6/27/49	760	712	A,C
HSBK Europe BV	7.250%	5/3/17	1,640	1,610	A
ICICI Bank Ltd.	6.375%	4/30/22	702	667	A,C
Kaupthing Bank Hf	6.045%	4/12/11	1,440	1,451	A,B
Kaupthing Bank Hf	5.750%	10/4/11	1,340	1,335	A
Kaupthing Bank Hf	7.125%	5/19/16	3,585	3,787	A
Mizuho Financial Group	5.790%	4/15/14	3,565	3,559	A
Resona Preferred Global Securities	7.191%	7/30/49	2,880	2,945	A,C
RSHB Capital SA	7.175%	5/16/13	3,690	3,843	A
RSHB Capital SA	6.299%	5/15/17	570	558	A
Shinsei Finance Cayman Ltd.	6.418%	7/20/49	3,055	2,970	A,C
Sumitomo Mitsui Banking Corp.	5.625%	10/15/49	730	696	A,C
TuranAlem Finance BV	8.250%	1/22/37	1,709	1,645	A
VTB Capital SA for Vneshtorgbank	5.955%	8/1/08	1,560	1,562	A,B

				42,086

Consumer Finance — 0.8%
Aiful Corp.	6.000%	12/12/11	2,685	2,676	A
HSBC Holdings PLC	5.250%	12/12/12	830	817

				3,493

Diversified Financial Services — 0.7%
Petroplus Finance Ltd.	7.000%	5/1/17	750	722	A
SMFG Preferred Capital	6.078%	1/25/49	230	221	A,C
TNK-BP Finance SA	7.500%	7/18/16	870	897	A

Semi-Annual Report to Shareholders

	Rate	Maturity Date	Par	Value
Yankee Bonds—Continued
Diversified Financial Services—Continued
TNK-BP Finance SA	6.625%	3/20/17	$100	$97	A
UFJ Finance Aruba AEC	6.750%	7/15/13	920	971

				2,908

Diversified Telecommunication Services — 3.3%
British Telecommunications PLC	8.625%	12/15/10	900	984	E
British Telecommunications PLC	9.125%	12/15/30	420	550	E
Deutsche Telekom International Finance BV	8.250%	6/15/30	1,400	1,678	E
Deutsche Telekom International Finance BV	9.250%	6/1/32	670	883
France Telecom SA	7.750%	3/1/11	3,000	3,205	E
France Telecom SA	8.500%	3/1/31	340	427	E
Intelsat Bermuda Ltd.	8.872%	1/15/15	1,175	1,200	B
Koninklijke (Royal) KPN NV	8.000%	10/1/10	990	1,060
Koninklijke (Royal) KPN NV	8.375%	10/1/30	655	734
Telecom Italia Capital	7.200%	7/18/36	2,070	2,128
Telefonica Emisiones S.A.U.	5.855%	2/4/13	790	788
Telefonica Emisiones S.A.U.	7.045%	6/20/36	800	829

				14,466

Electric Utilities — 0.9%
Enersis SA	7.375%	1/15/14	850	901
Enersis SA/Cayman Island	7.400%	12/1/16	1,211	1,303
Hydro Quebec	7.500%	4/1/16	1,625	1,840

				4,044

Food and Staples Retailing — 0.2%
Delhaize Group	6.500%	6/15/17	860	863	A

Foreign Government — 2.2%
Federative Republic of Brazil	8.875%	4/15/24	240	299
Federative Republic of Brazil	10.125%	5/15/27	740	1,043
Federative Republic of Brazil	7.125%	1/20/37	340	367
Province of Nova Scotia	5.750%	2/27/12	1,000	1,015
Republic of Colombia	7.375%	9/18/37	177	196
Republic of Panama	7.125%	1/29/26	500	533

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Investment Grade Income Portfolio—Continued

	Rate	Maturity Date	Par	Value
Yankee Bonds—Continued
Foreign Government—Continued
Republic of Panama	6.700%	1/26/36	$353	$360
Russian Federation	7.500%	3/31/30	32	35	A,C
United Mexican States	7.500%	4/8/33	182	211
United Mexican States	6.750%	9/27/34	5,122	5,463

				9,522

Gas Utilities — 0.2%
Intergas Finance BV	6.375%	5/14/17	850	814	A

Industrial Conglomerates — 0.9%
Tyco International Group SA	6.125%	11/1/08	60	61
Tyco International Group SA	6.125%	1/15/09	20	20
Tyco International Group SA	6.750%	2/15/11	230	241
Tyco International Group SA	6.375%	10/15/11	420	433
Tyco International Group SA	7.000%	6/15/28	554	645
Tyco International Group SA	6.875%	1/15/29	2,051	2,367

				3,767

Insurance — 0.5%
Axa	8.600%	12/15/30	1,630	1,986
XL Capital Ltd.	5.250%	9/15/14	20	19

				2,005

Media — 0.2%
British Sky Broadcasting Group PLC	6.875%	2/23/09	870	888

Metals and Mining — 0.9%
Vale Overseas Ltd.	6.875%	11/21/36	3,888	3,908

Oil, Gas and Consumable Fuels — 1.4%
Anadarko Finance Co.	6.750%	5/1/11	10	10
Anadarko Finance Co.	7.500%	5/1/31	180	194
Conoco Funding Co.	6.350%	10/15/11	520	536
Gazprom	6.212%	11/22/16	2,099	2,045	A

Semi-Annual Report to Shareholders

	Rate	Maturity Date	Par	Value
Yankee Bonds—Continued
Oil, Gas and Consumable Fuels—Continued
Gazprom	6.510%	3/7/22	$1,160	$1,145	A
Petrobras International Finance Co.	6.125%	10/6/16	2,186	2,142

				6,072

Thrifts and Mortgage Finance — 0.2%
Northern Rock PLC	6.594%	6/28/49	850	854	A,C

Wireless Telecommunication Services — 0.2%
Rogers Wireless Inc.	6.375%	3/1/14	1,000	1,011

Total Yankee Bonds (Cost — $ 98,124)				99,129

Total Long-Term Securities (Cost — $426,452)				423,273
Short-Term Securities — 1.4%

U.S. Government and Agency Obligations — 0.2%
Fannie Mae	0.000%	7/3/07	75	75	D
Fannie Mae	0.000%	7/2/07	25	25	D
Fannie Mae	0.000%	3/17/08	586	565	D,G

				665

Repurchase Agreements — 1.2%
Lehman Brothers Inc.
5.1%, dated 6/29/07, to be repurchased at $2,798 on 7/2/07 (Collateral: $5,900 Resolution Funding Corp principal-only securities, due 10/15/20, value $ 2,853)			2,797	2,797
Merrill Lynch Government Securities Inc.
5.15%, dated 6/29/07, to be repurchased at $2,516 on 7/2/07 (Collateral: $9,590 Fannie Mae zero-coupon bonds, due 11/15/30, value $ 2,565)			2,515	2,515

				5,312

Total Short-Term Securities (Cost — $ 5,977)				5,977
Total Investments — 99.0% (Cost — $ 432,429)H				429,250
Other Assets Less Liabilities — 1.0%				4,294

Net Assets — 100.0%				$433,544

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Investment Grade Income Portfolio—Continued

	Expiration	Actual Contracts	Appreciation/ (Depreciation)
Futures Contracts PurchasedI
Eurodollar Futures	September 2007	707	$(623)
U.S. Treasury Bond Futures	September 2007	20	(30)
U.S. Treasury Note Futures	September 2007	260	(166)

			$(819)

Futures Contracts WrittenI
U.S. Treasury Note Futures	September 2007	319	$231

NM	Not Meaningful.
A

Rule 144a Security—A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, represent 19.77% of net assets.

B

Indexed Security—The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Consumer Price Index (“CPI”), or the one-year Treasury Bill Rate. The coupon rates are the rates as of June 30, 2007.

C

Stepped Coupon Security—A security with a predetermined schedule of interest or dividend rate changes at which time it begins to accrue interest or pay dividends according to the predetermined schedule.

D	Zero coupon bond—A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
E	Credit Linked Security—The rates of interest earned on these securities are tied to the credit rating assigned by Standard & Poor’s Rating Service and/or Moody’s Investors Services.
F	Yankee Bond—A dollar-denominated bond issued in the U.S. by foreign entities.
G	All or a portion of this security is collateral to cover futures and options contracts written.
H

Aggregate cost for federal income tax purposes is substantially the same as book cost. At June 30, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes was substantially as follows:

Gross unrealized appreciation	$5,832
Gross unrealized depreciation	$(9,011)

Net unrealized appreciation/(depreciation)	$(3,179)

I	Futures are described in more detail in the notes to financial statements.

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Assets and Liabilities

Investment Grade Income Portfolio

June 30, 2007 (Unaudited)

(Amounts in Thousands)

Assets:
Investment securities at market value (cost – $ 426,452)		$423,273
Short-term securities at value (cost – $ 5,977)		5,977
Interest receivable		7,073
Receivable for fund shares sold		1,149
Due from manager		361
Receivable for securities sold		256
Other assets		1

Total assets		438,090

Liabilities:
Payable for securities purchased	$1,843
Payable for fund shares repurchased	1,052
Income distribution payable	811
Accrued distribution and service fees	657
Accrued expenses	142
Futures variation margin payable	41

Total liabilities		4,546

Net Assets		$433,544

Net assets consist of:
Accumulated paid-in-capital		$436,932
Overdistributed net investment income		(114)
Accumulated net realized gain on investments and futures		493
Net unrealized depreciation on investments and futures		(3,767)

Net Assets		$433,544

Net Asset Value Per Share:
Primary Class (40,612 shares outstanding)		$10.27

Institutional Class (1,597 shares outstanding)		$10.28

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Operations

Investment Grade Income Portfolio

For the Six Months Ended June 30, 2007 (Unaudited)

(Amounts in Thousands)

Investment Income:
Interest		$12,994

Expenses:
Management fees	$1,277
Distribution and service fees:
Primary Class	1,030
Audit and legal fees	30
Custodian fees	33
Directors’ fees and expenses	26
Registration fees	29
Reports to shareholders	38
Transfer agent and shareholder servicing expense:
Primary Class	187
Institutional Class	6
Other expenses	21

	2,677
Less: Fees waived	(574)
Expenses reimbursed by adviser	(6)
Compensating balance credits	(3)

Net expenses		2,094

Net Investment Income		10,900

Net Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain on:
Investments	193
Futures	410

		603
Change in unrealized appreciation/depreciation of investments and futures		(8,590)

Net Realized and Unrealized Loss on Investments		(7,987)

Change in Net Assets Resulting From Operations		$2,913

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Changes in Net Assets

Investment Grade Income Portfolio

(Amounts in Thousands)

	For the Six Months Ended June 30, 2007	For the Year Ended December 31, 2006
	(Unaudited)
Change in Net Assets:

Net investment income	$10,900	$20,002

Net realized gain	603	1,321

Change in unrealized appreciation/depreciation	(8,590)	2,783

Change in net assets resulting from operations	2,913	24,106

Distributions to shareholders from:
Net investment income:
Primary Class	(10,515)	(18,986)
Institutional Class	(383)	(1,013)
Net realized gain on investments:
Primary Class	(1,197)	(15)
Institutional Class	(46)	(1)

Change in net assets from fund share transactions:
Primary Class	21,162	34,481
Institutional Class	4,852	(8,584)

Change in net assets	16,786	29,988

Net Assets:

Beginning of period	416,758	386,770

End of period	$433,544	$416,758

Overdistributed net investment income	$(114)	$(116)

See notes to financial statements.

Semi-Annual Report to Shareholders

Financial Highlights

Investment Grade Income Portfolio

Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

Primary Class:

	Six Months Ended June 30, 2007		Years Ended December 31,
			2006		2005	2004	2003	2002

	(Unaudited)
Net asset value, beginning of period	$10.49		$10.40		$10.81	$10.88	$10.42	$10.10

Investment operations:
Net investment income	.27	A	.51	A	.49	.49	.50	.54
Net realized and unrealized gain/(loss)	(.19)		.09		(.31)	.18	.53	.32

Total from investment operations	.08		.60		.18	.67	1.03	.86

Distributions from:
Net investment income	(.27)		(.51)		(.49)	(.49)	(.50)	(.54)
Net realized gain on investments	(.03)		—	B	(.10)	(.25)	(.07)	—

Total distributions	(.30)		(.51)		(.59)	(.74)	(.57)	(.54)

Net asset value, end of period	$10.27		$10.49		$10.40	$10.81	$10.88	$10.42

Total return	.90	%C	6.01%		1.69%	6.29%	10.16%	8.82%

Ratios to Average Net Assets:D
Total expenses	1.27	%E	1.33%		1.30%	1.27%	1.28%	1.30%
Expenses net of waivers, if any	1.00	%E	1.00%		1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00	%E	1.00%		1.00%	1.00%	1.00%	1.00%
Net investment income	5.11	%E	4.98%		4.64%	4.47%	4.62%	5.32%
Supplemental Data:
Portfolio turnover rate	23.5	%C	65.7%		51.1%	74.9%	78.2%	131.0%
Net assets, end of period (in thousands)	$417,136		$404,864		$366,329	$403,361	$408,685	$334,763

A	Computed using average daily shares outstanding.
B	Amount represents less than $.01 per share.
C	Not annualized.
D

Total expenses reflects operating expenses prior to any voluntary expense waivers and/or compensating balance credits. Expenses net of waivers reflects total expenses before compensating balance credits but net of any voluntary expense waivers. Expenses net of all reductions reflects expenses less any compensating balance credits and/or voluntary expense waivers.

E	Annualized.

See notes to financial statements.

Semi-Annual Report to Shareholders

Institutional Class:

	Six Months Ended June 30, 2007		Years Ended December 31,
			2006		2005	2004	2003	2002

	(Unaudited)
Net asset value, beginning of period	$10.49		$10.41		$10.82	$10.89	$10.43	$10.11

Investment operations:
Net investment income	.29	A	.56	A	.55	.54	.55	.59
Net realized and unrealized gain/(loss)	(.18)		.08		(.31)	.17	.53	.31

Total from investment operations	.11		.64		.24	.71	1.08	.90

Distributions from:
Net investment income	(.29)		(.56)		(.55)	(.53)	(.55)	(.58)
Net realized gain on investments	(.03)		—	B	(.10)	(.25)	(.07)	—

Total distributions	(.32)		(.56)		(.65)	(.78)	(.62)	(.58)

Net asset value, end of period	$10.28		$10.49		$10.41	$10.82	$10.89	$10.43

Total return	1.15	%C	6.45%		2.27%	6.85%	10.71%	9.38%

Ratios to Average Net Assets:D
Total expenses	.77	%E	.74%		.74%	.74%	.78%	.78%
Expenses net of waivers, if any	.50	%E	.50%		.44%	.47%	.50%	.48%
Expenses net of all reductions	.50	%E	.50%		.44%	.47%	.50%	.48%
Net investment income	5.61	%E	5.47%		5.26%	5.02%	5.13%	5.85%
Supplemental Data:
Portfolio turnover rate	23.5	%C	65.7%		51.1%	74.9%	78.2%	131.0%
Net assets, end of period (in thousands)	$16,408		$11,894		$20,441	$10,216	$5,895	$2,836

See notes to financial statements.

Semi-Annual Report to Shareholders

Expense Example

Limited Duration Bond Portfolio

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and service (12b-1) fees on Primary Class shares; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Each example is based on an investment of $1,000 invested on January 1, 2007, and held through June 30, 2007.

Actual Expenses

The first line for each class in the table below provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account if your shares were held for the entire period.

Hypothetical Example for Comparison Purposes

The second line for each class in the table below provides information about hypothetical account values and hypothetical expenses based on the relevant class’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples for the relevant class that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Expenses PaidA During the Period 1/1/07 to 6/30/07
Primary Class:
Actual	$1,000.00	$1,018.40	$5.00
Hypothetical (5% return before expenses)	1,000.00	1,019.84	5.01
Institutional Class:
Actual	$1,000.00	$1,021.90	$2.51
Hypothetical (5% return before expenses)	1,000.00	1,022.32	2.51

A

These calculations are based on expenses incurred in the most recent fiscal half-year. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratios of 1.00% and 0.50% for the Primary Class and Institutional Class respectively, multiplied by the average values over the period, multiplied by the number of days in the most recent fiscal half-year (181), and divided by 365.

Semi-Annual Report to Shareholders

Performance Information

Limited Duration Bond Portfolio

The graphs on the following pages compare the Fund’s total returns to that of a closely matched broad-based securities market index. The lines illustrate the cumulative total return of an initial $10,000 investment in Primary Class shares and an initial $1,000,000 investment in Institutional Class shares of the Fund, for the periods indicated. The lines for the Fund represent the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. The line representing the securities market index does not take into account any transaction costs associated with buying and selling securities in the index or other administrative expenses. Both the Fund’s and the index’s results assume reinvestment of all dividends and distributions.

Total return measures investment performance in terms of appreciation or depreciation in a fund’s net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results.

Semi-Annual Report to Shareholders

Performance Information—Continued

Growth of a $10,000 Investment—Primary Class

Periods Ended June 30, 2007

	Cumulative Total Return	Average Annual Total Return
One Year	+5.17%	+5.17%
Five Years	+16.21%	+3.05%
Ten Years	+55.00%	+4.48%

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.leggmasonfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

A	A total rate of return index based on daily closing prices and consisting of Treasury bills with a maturity of 1-3 years.

Semi-Annual Report to Shareholders

Growth of a $1,000,000 Investment—Institutional Class

Periods Ended June 30, 2007

	Cumulative Total Return	Average Annual Total Return
One Year	+5.80%	+5.80%
Five Years	+19.34%	+3.60%
Ten Years	+63.46%	+5.04%

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please call 1-888-425-6432. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Semi-Annual Report to Shareholders

Performance Information—Continued

Portfolio Composition (as of June 30, 2007)B

Standard & Poor’s Debt RatingsC (as a percentage of the portfolio)

Maturity Schedule (as a percentage of the portfolio)

B	The Fund is actively managed. As a result, the composition of its portfolio holdings and sectors is subject to change at any time.
C	Standard & Poor’s Ratings Services provide capital markets with credit ratings for the evaluation and assessment of credit risk.
D	Preferred Stocks do not have a defined maturity date.

Semi-Annual Report to Shareholders

Portfolio of Investments

Limited Duration Bond Portfolio

June 30, 2007 (Unaudited)

(Amounts in Thousands)

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — 98.8%

Corporate Bonds and Notes — 24.6%
Airlines — 0.5%
Northwest Airlines Inc.	6.110%	5/20/14	$961	$974	A

Capital Markets — 0.2%
Goldman Sachs Capital III	6.130%	9/1/07	490	490	A

Commercial Banks — 1.7%
HSBC Bank PLC	8.190%	7/20/12	1,000	1,000	B,C
SunTrust Capital VIII	6.100%	12/1/66	120	110	D
Wachovia Capital Trust III	5.800%	3/15/42	1,960	1,951	D
Wells Fargo Capital X	5.950%	12/15/36	300	280	D

				3,341

Commercial Services and Supplies — 0.6%
Waste Management Inc.	7.375%	8/1/10	1,150	1,205

Consumer Finance — 5.5%
American Express Co.	6.800%	9/1/66	600	618	D
Ford Motor Credit Co.	6.190%	9/28/07	1,020	1,020	A
Ford Motor Credit Co.	6.625%	6/16/08	4,810	4,807
GMAC LLC	6.510%	9/23/08	4,000	4,000	A
Nelnet Inc.	7.400%	9/29/36	380	379	D

				10,824

Diversified Financial Services — 1.8%
AGFC Capital Trust I	6.000%	1/15/67	1,290	1,234	C,D
Capmark Financial Group Inc.	5.875%	5/10/12	400	395	B,C
Residential Capital Corp.	6.660%	11/21/08	2,000	2,005	B

				3,634

Diversified Telecommunication Services — 0.2%
Verizon Global Funding Corp.	7.250%	12/1/10	400	422

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Limited Duration Bond Portfolio—Continued

	Rate	Maturity Date	Par/Shares	Value
Corporate Bonds and Notes—Continued
Electric Utilities — 0.8%
Alabama Power Co.	5.550%	8/25/09	$1,000	$1,003	A
Niagara Mohawk Power Corp.	7.750%	10/1/08	460	472

				1,475

Health Care Equipment and Supplies — 0.3%
Hospira Inc.	5.550%	3/30/12	500	496

Health Care Providers and Services — 0.1%
Quest Diagnostics Inc.	5.125%	11/1/10	180	176

Hotels, Restaurants and Leisure — 0.2%
Caesars Entertainment Inc.	7.500%	9/1/09	330	338
Harrah’s Operating Co. Inc.	5.956%	2/8/08	150	150	A,C

				488

Independent Power Producers and Energy Traders — 0.6%
TXU Corp.	4.800%	11/15/09	1,160	1,129

Insurance — 0.2%
Merna Re	7.110%	7/1/12	400	400	A

IT Services — 0.5%
Electronic Data Systems Corp.	7.125%	10/15/09	1,000	1,029

Leisure Equipment and Products — 0.1%
Eastman Kodak Co.	7.250%	11/15/13	110	110

Semi-Annual Report to Shareholders

	Rate	Maturity Date	Par/Shares	Value
Corporate Bonds and Notes—Continued
Media — 2.2%
Clear Channel Communications Inc.	6.625%	6/15/08	$140	$141
Clear Channel Communications Inc.	4.250%	5/15/09	790	764
Comcast Cable Communications Inc.	6.875%	6/15/09	1,100	1,126
Comcast MO of Delaware Inc.	9.000%	9/1/08	300	311
Liberty Media LLC	7.875%	7/15/09	1,110	1,151
Time Warner Inc.	5.500%	11/15/11	830	821

				4,314

Multi-Utilities — 1.5%
CenterPoint Energy Inc.	5.875%	6/1/08	440	440
Dominion Resources Inc.	4.750%	12/15/10	500	488
Sempra Energy	5.830%	5/21/08	2,000	2,001

				2,929

Multiline Retail — 0.2%
Federated Retail Holdings Inc.	5.350%	3/15/12	330	324
May Department Stores Co.	5.750%	7/15/14	110	106

				430

Office Electronics — 0.2%
Xerox Corp.	5.500%	5/15/12	330	324

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Limited Duration Bond Portfolio—Continued

	Rate	Maturity Date	Par/Shares	Value
Corporate Bonds and Notes—Continued
Oil, Gas and Consumable Fuels — 3.5%
Apache Corp.	6.250%	4/15/12	$520	$533
Devon Financing Corp. ULC	6.875%	9/30/11	350	366
El Paso Natural Gas Co.	5.950%	4/15/17	590	572	C
Hess Corp.	6.650%	8/15/11	510	527
Kinder Morgan Energy Partners LP	6.750%	3/15/11	810	838
Pemex Project Funding Master Trust	5.960%	12/3/12	3,490	3,535	A,C
XTO Energy Inc.	5.650%	4/1/16	440	427

				6,798

Paper and Forest Products — 0.1%
Weyerhaeuser Co.	5.950%	11/1/08	170	171

Real Estate Investment Trusts — 1.2%
iStar Financial Inc.	5.700%	9/15/09	1,330	1,332	A
iStar Financial Inc.	5.650%	9/15/11	1,000	985

				2,317

Thrifts and Mortgage Finance — 0.1%
Residential Capital Corp.	6.457%	4/17/09	200	200	A

Tobacco — 1.5%
Altria Group Inc.	5.625%	11/4/08	3,000	3,002

Semi-Annual Report to Shareholders

	Rate	Maturity Date	Par/Shares	Value
Corporate Bonds and Notes—Continued
Wireless Telecommunication Services — 0.8%
Sprint Capital Corp.	6.125%	11/15/08	$1,150	$1,157
Sprint Capital Corp.	6.375%	5/1/09	30	30
Vodafone Group PLC	5.350%	2/27/12	450	442

				1,629

Total Corporate Bonds and Notes (Cost — $48,502)				48,307

Asset-Backed Securities — 8.8%
Fixed Rate Securities — 2.0%
Countryplace Manufactured Housing Contract Trust 2007-1 A1	5.484%	7/15/37	1,235	1,230	C
MBNA Practice Solutions Owner Trust 2005-2	4.100%	5/15/09	1,063	1,060	C
Prestige Auto Receivables Trust 2005-1A	4.370%	6/16/12	1,120	1,107	C
Structured Asset Securities Corp. 2003-AL1	3.357%	4/25/31	607	545	C

				3,942

Indexed SecuritiesA — 6.7%
Asset Backed Funding Certificates 2002-WF2	6.445%	5/25/32	221	222
Bear Stearns Asset Backed Securities Inc. 2004-1	5.840%	6/25/34	2,236	2,250
Citigroup Mortgage Loan Trust Inc. 2007-SHL1 A	5.720%	11/25/46	1,911	1,912	C
Countrywide Home Equity Loan Trust 2004-O	5.600%	2/15/34	538	539
Lehman XS Trust 2005-5N 3A1A	5.620%	11/25/35	1,722	1,726

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Limited Duration Bond Portfolio—Continued

	Rate	Maturity Date	Par/Shares	Value
Asset-Backed Securities—Continued
Indexed Securities—Continued
Long Beach Mortgage Loan Trust 2006-A A1	5.410%	5/25/36	$1,301	$1,272
RAAC Series 2005-RP1	5.660%	7/25/37	485	485	C
Rental Car Finance Corp. 2004-1A	5.520%	6/25/09	3,000	3,002	C
Securitized Asset Backed Receivables LLC 2006-FR3 A2	5.460%	5/25/36	1,700	1,700

				13,108

Stripped Securities — 0.1%
HSI Asset Securitization Corp. Trust 2006-OPT4	1.500%	3/25/36	19,810	172	E1

Total Asset-Backed Securities (Cost — $17,492)				17,222

Mortgage-Backed Securities — 18.4%
Fixed Rate Securities — 1.9%
BlackRock Capital Finance LP 1997-R3	7.220%	11/25/28	27	27	C
Residential Asset Mortgage Products Inc. 2005-SL1	8.000%	5/25/32	1,351	1,423
Washington Mutual MSC Mortgage Pass-Through Certificates Series 2004-RA1	7.000%	3/25/34	2,171	2,193

				3,643

Indexed SecuritiesA — 14.1%
Banc of America Mortgage Securities 2005-F	5.011%	7/25/35	2,067	2,040
Bear Stearns Alt-A Trust 2007-1 1A1	5.480%	1/25/47	2,351	2,350
Bear Stearns ARM Trust 2004-10	4.459%	1/25/35	633	629

Semi-Annual Report to Shareholders

	Rate	Maturity Date	Par/Shares	Value
Mortgage-Backed Securities—Continued
Indexed Securities—Continued
Countrywide Alternative Loan Trust 2005-59 1A1	5.649%	11/20/35	$1,469	$1,474
Countrywide Alternative Loan Trust 2006-0A2 A5	5.550%	5/20/46	1,852	1,852
Countrywide Alternative Loan Trust 2007-AL1 A1	5.570%	6/25/37	1,200	1,200
Harborview Mortgage Loan Trust 2004-8 3A2	5.720%	11/29/34	601	604
HomeBanc Mortgage Trust 2004-2 A1	5.690%	12/25/34	1,213	1,215
HomeBanc Mortgage Trust 2005-1 A1	5.570%	3/25/35	1,658	1,660
Impac CMB Trust 2004-6 1A2	5.710%	10/25/34	398	398
JPMorgan Mortgage Trust 2003-A1	4.341%	10/25/33	2,148	2,092
MASTR Adjustable Rate Mortgages Trust 2004-13	3.786%	11/21/34	3,000	2,939
MASTR Specialized Loan Trust 2006-01 A	5.620%	1/25/36	703	703	C
Sequoia Mortgage Trust 2003-2 A2	5.701%	6/20/33	427	427
Thornburg Mortgage Securities Trust 2005-2 A4	5.570%	7/25/45	2,117	2,119
Thornburg Mortgage Securities Trust 2005-4 A2	5.530%	12/25/35	1,890	1,890
WaMu Alternative Mortgage Pass-Through Certificates 2006-AR01 A1B	5.640%	2/25/36	1,410	1,417

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Limited Duration Bond Portfolio—Continued

	Rate	Maturity Date	Par/Shares	Value
Mortgage-Backed Securities—Continued
Indexed Securities—Continued
WaMu Mortgage Pass-Through Certificates 2003-AR10	4.058%	10/25/33	$2,100	$2,088
WaMu Mortgage Pass-Through Certificates 2004-AR08 A1	5.795%	6/25/44	688	690

				27,787

Stripped Securities—N.M.
Nomura Asset Acceptance Corp. Series 2006-AP1 AI0	4.500%	1/25/36	192	3	E1

Variable Rate SecuritiesF — 2.4%
Banc of America Funding Corp. 2004-B	4.176%	12/20/34	772	771
Citigroup Mortgage Loan Trust Inc. 2007-AR4 2A1A	5.536%	3/25/37	1,932	1,927
Countrywide Alternative Loan Trust 2004-33 1A1	4.963%	12/25/34	575	584
Countrywide Alternative Loan Trust 2004-33 2A1	4.951%	12/25/34	308	309
Prime Mortgage Trust 2005-2	7.389%	10/25/32	1,182	1,207

				4,798

Total Mortgage-Backed Securities (Cost — $36,363)				36,231

Semi-Annual Report to Shareholders

	Rate	Maturity Date	Par/Shares	Value
U.S. Government and Agency Obligations — 6.3%
Fixed Rate Securities — 2.4%
Freddie Mac	5.000%	6/11/09	$1,800	$1,794
United States Treasury Bonds	5.375%	2/15/31	190	195
United States Treasury Notes	4.500%	5/15/10	2,100	2,078
United States Treasury Notes	4.625%	10/31/11	570	563

				4,630

Treasury Inflation-Protected SecuritiesG — 3.9%
United States Treasury Inflation-Protected Security	2.500%	7/15/16	1,330	1,315
United States Treasury Inflation-Protected Security	2.375%	1/15/17	4,191	4,092
United States Treasury Inflation-Protected Security	2.375%	1/15/25	2,445	2,351

				7,758

Total U.S. Government and Agency Obligations (Cost — $12,545)				12,388

U.S. Government Agency Mortgage-Backed Securities — 29.9%
Fixed Rate Securities — 20.5%
Fannie Mae	8.500%	6/1/10 to 8/1/11	7	7
Fannie Mae	7.000%	1/1/13 to 1/1/33	4,105	4,257
Fannie Mae	6.500%	7/1/13 to 10/1/32	1,280	1,299
Fannie Mae	9.500%	7/1/14	19	20
Fannie Mae	11.000%	12/1/15	38	41
Fannie Mae	12.500%	1/1/18 to 4/1/18	27	29
Fannie Mae	9.000%	11/1/21	84	89
Fannie Mae	6.000%	11/1/27	0.3	—	H
Fannie Mae	5.500%	4/1/36	1,686	1,617
Fannie Mae	5.000%	12/1/37	15,750	14,742	I
Fannie Mae	5.500%	12/1/37	2,450	2,358	I
Fannie Mae	6.000%	12/1/37	12,300	12,165	I
Freddie Mac	8.250%	2/1/08	0.2	—	H
Freddie Mac	8.500%	12/1/08 to 6/1/21	14	14

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Limited Duration Bond Portfolio—Continued

	Rate	Maturity Date	Par/Shares	Value
U.S. Government Agency Mortgage-Backed Securities—Continued
Fixed Rate Securities—Continued
Freddie Mac	9.750%	11/1/09 to 11/1/14	$9	$9
Freddie Mac	9.000%	1/1/17 to 1/1/21	103	108
Freddie Mac	8.000%	2/1/31	200	211
Freddie Mac	7.000%	4/1/32	1,520	1,571
Freddie Mac	5.000%	11/1/35	175	165
Government National Mortgage Association	6.000%	5/15/14 to 11/15/28	230	231
Government National Mortgage Association	9.000%	6/15/22 to 9/15/22	2	2
Government National Mortgage Association	6.000%	12/1/37	1,300	1,293	I

				40,228

Indexed SecuritiesA — 9.3%
Fannie Mae	4.329%	10/1/34	917	902
Fannie Mae	4.218%	12/1/34	1,238	1,217
Fannie Mae	4.330%	1/1/35	1,037	1,023
Fannie Mae	4.855%	1/1/35	1,787	1,778
Fannie Mae	4.781%	2/1/35	3,799	3,793
Fannie Mae	4.542%	3/1/35	2,089	2,060
Fannie Mae	4.951%	3/1/35	3,799	3,758
Freddie Mac	4.356%	12/1/34	441	433
Freddie Mac	4.467%	12/1/34	2,307	2,273
Freddie Mac	4.086%	1/1/35	425	416
Freddie Mac	4.127%	1/1/35	716	702

				18,355

Semi-Annual Report to Shareholders

	Rate	Maturity Date	Par/Shares	Value
U.S. Government Agency Mortgage-Backed Securities—Continued
Stripped Securities — 0.1%
Government National Mortgage Association	3.125%	6/16/26	$1,659	$88	E1
Government National Mortgage Association	3.175%	8/16/26	1,253	119	E1

				207

Total U.S. Government Agency Mortgage-Backed Securities (Cost — $60,298)				58,790

Yankee BondsJ — 10.7%
Commercial Banks — 3.0%
Glitnir Banki Hf	5.795%	1/21/11	1,550	1,559	A,C
Glitnir Banki Hf	6.693%	6/15/16	50	51	C,D
Kaupthing Bank Hf	6.050%	4/12/11	1,000	1,008	A,C
Kaupthing Bank Hf	5.750%	10/4/11	420	418	C
Landsbanki Islands Hf	6.100%	8/25/11	620	628	C
Resona Preferred Global Securities	7.191%	12/29/49	830	849	C,D
TuranAlem Finance BV	6.730%	1/22/09	320	319	A,C
VTB Capital SA for Vneshtorgbank	5.955%	8/1/08	1,040	1,041	A,C

				5,873

Diversified Financial Services — 1.5%
Aiful Corp.	5.000%	8/10/10	1,280	1,248	C
MUFG Capital Finance 1 Ltd.	6.346%	7/29/49	600	589	D
TNK-BP Finance SA	6.875%	7/18/11	1,090	1,102	C

				2,939

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Limited Duration Bond Portfolio—Continued

	Rate	Maturity Date	Par/Shares	Value
Yankee Bonds—Continued
Diversified Telecommunication Services — 2.7%
British Telecommunications PLC	8.625%	12/15/10	$1,520	$1,661	B
Deutsche Telekom International Finance BV	8.000%	6/15/10	650	693	B
France Telecom SA	7.750%	3/1/11	570	609
Koninklijke (Royal) KPN NV	8.000%	10/1/10	900	963
Telefonica Emisiones S.A.U.	5.660%	6/19/09	600	602	A
Telefonica Emisiones S.A.U.	5.650%	2/4/13	790	790	A

				5,318

Energy Equipment and Services — 0.5%
SP PowerAssets Ltd.	3.800%	10/22/08	1,000	979	C

Foreign Government — 0.4%
Russian Federation	3.000%	5/14/08	890	870

Health Care Equipment and Supplies — 0.2%
Baxter Finco BV	4.750%	10/15/10	430	420

Industrial Conglomerates — 0.8%
Tyco International Group SA	6.375%	10/15/11	1,480	1,524

Metals and Mining — 0.6%
Vale Overseas Ltd.	6.250%	1/23/17	1,130	1,121

Oil, Gas and Consumable Fuels — 1.0%
Anadarko Finance Co.	6.750%	5/1/11	1,870	1,931

Total Yankee Bonds (Cost — $21,020)				20,975

Semi-Annual Report to Shareholders

	Rate	Maturity Date	Par/Shares	Value
Preferred Stocks — 0.1%
Home Ownership Funding Corp.	1.000%		5	$69	C,D
Home Ownership Funding Corp. II	1.000%		14	193	C,D

Total Preferred Stocks (Cost — $1,537)				262

Total Long-Term Securities (Cost — $197,756)				194,175

Short-Term Securities — 17.7%
U.S. Government and Agency Obligations — 0.1%
Fannie Mae	0.000%	3/17/08	$300	289	K,L

Repurchase Agreements — 17.6%
Lehman Brothers Inc.
5.1%, dated 6/29/07 to be repurchased at $17,007 on 7/02/07 (Collateral: $57,570 Resolution Funding Corp principal-only securities, due 1/15/30, value $17,340)			17,000	17,000
Merrill Lynch Government Securities Inc.
5.15%, dated 6/29/07 to be repurchased at $17,682 on 7/2/07 (Collateral: $17,682 Fannie Mae notes, 5.60%, due 2/1/17, value $18,027)			17,674	17,674

				34,674

Total Short-Term Securities (Cost — $34,963)				34,963

Total Investments — 116.5% (Cost — $232,719) M				229,138
Other Assets Less Liabilities — (16.5)%				(32,494)

Net Assets — 100.0%				$196,644

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Limited Duration Bond Portfolio—Continued

	Expiration	Actual Contracts	Depreciation
Futures Contracts PurchasedN
U.S. Treasury Note Futures	September 2007	108	(9)

			$(9)

Futures Contracts WrittenN
U.S. Treasury Note Futures	September 2007	56	(63)
U.S. Treasury Note Futures	September 2007	221	(19)

			$(82)

N.M. Not Meaningful.

A

Indexed Security — The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Consumer Price Index (“CPI”), or the one-year Treasury Bill Rate. The coupon rates are the rates as of June 30, 2007.

B	Credit Linked Security — The rates of interest earned on these securities are tied to the credit rating assigned by Standard & Poor’s Rating Service and/or Moody’s Investors Services.
C

Rule 144a Security — A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, represent 13.44% of net assets.

D

Stepped Coupon Security — A security with a predetermined schedule of interest or dividend rate changes at which time it begins to accrue interest or pay dividends according to the predetermined schedule.

E

Stripped Security — Security with interest-only or principal-only payment streams, denoted by a 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.

F	The coupon rates shown on variable rate securities are the rates at June 30, 2007. These rates vary with the weighted average coupon of the underlying loans.
G

Treasury Inflation-Protected Security — Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.

H	Amount represents less than $1.
I	When-issued Security — Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.
J	Yankee Bond — A dollar-denominated bond issued in the U.S. by foreign entities.
K	Zero coupon bond — A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
L	All or a portion of this security is collateral to cover futures and options contracts written.

Semi-Annual Report to Shareholders

M

Aggregated costs for federal income tax purposes is substantially the same as book cost. At June 30, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes was substantially as follows:

Gross unrealized appreciation	$379
Gross unrealized depreciation	$(3,960)

Net unrealized appreciation/(depreciation)	$(3,581)

N	Futures are described in more detail in the notes to financial statements.

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Assets and Liabilities

Limited Duration Bond Portfolio

June 30, 2007 (Unaudited)

(Amounts in Thousands)

Assets:
Investment securities at market value (cost – $197,756)		$194,175
Short-term securities at value (cost – $34,963)		34,963
Receivable for securities sold		9,841
Interest receivable		1,401
Receivable for fund shares sold		92
Other assets		11

Total assets		240,483

Liabilities:
Payable for securities purchased	$42,729
Payable for fund shares repurchased	489
Income distribution payable	326
Accrued management fee	77
Accrued distribution and service fee	63
Accrued expenses	90
Futures variation margin payable	65

Total liabilities		43,839

Net Assets		$196,644

Net assets consist of:
Accumulated paid-in-capital		$211,589
Overdistributed net investment income		(65)
Accumulated net realized loss on investments, options and futures		(11,208)
Net unrealized depreciation on investments and futures		(3,672)

Net Assets		$196,644

Net Asset Value Per Share:
Primary Class (18,200 shares outstanding)		$10.18

Institutional Class (1,110 shares outstanding)		$10.19

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Operations

Limited Duration Bond Portfolio

For the Six Months Ended June 30, 2007 (Unaudited)

(Amounts in Thousands)

Investment Income:
Interest	$5,421
Dividends	5

Total income		$5,426

Expenses:
Management fees	446
Distribution and service fees:
Primary Class	468
Audit and legal fees	27
Custodian fees	22
Directors’ fees and expenses	27
Registration fees	18
Reports to shareholders	23
Transfer agent and shareholder servicing expense:
Primary Class	75
Institutional Class	7
Other expenses	17

	1,130
Less: Fees waived	(158)
Expenses reimbursed by adviser	(7)
Compensating balance credits	(1)

Net expenses		964

Net Investment Income		4,462

Net Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain/(loss) on:
Investments	(822)
Options	82
Futures	94

		(646)
Change in unrealized appreciation/depreciation of investments and futures		(33)

Net Realized and Unrealized Loss on Investments		(679)

Change in Net Assets Resulting From Operations		$3,783

A	See note 1, Compensating Balance Credits, in the notes to financial statements.

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Changes in Net Assets

Limited Duration Bond Portfolio

(Amounts in Thousands)

	For the Six Months Ended June 30, 2007	For The Year Ended December 31, 2006
	(Unaudited)
Change in Net Assets:

Net investment income	$4,462	$9,028

Net realized loss	(646)	(384)

Change in unrealized appreciation/depreciation	(33)	886

Change in net assets resulting from operations	3,783	9,530

Distributions to shareholders from:
Net investment income:
Primary Class	(4,187)	(8,477)
Institutional Class	(275)	(703)

Change in net assets from fund share transactions:
Primary Class	(5,906)	(27,940)
Institutional Class	294	(7,185)

Change in net assets	(6,291)	(34,775)

Net Assets:

Beginning of period	202,935	237,710

End of period	$196,644	$202,935

Overdistributed net investment income	$(65)	$(65)

See notes to financial statements.

Semi-Annual Report to Shareholders

Financial Highlights

Limited Duration Bond Portfolio

Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

Primary Class:

	Six Months Ended June 30, 2007		Years Ended December 31,
			2006		2005	2004	2003	2002

	(Unaudited)
Net asset value, beginning of period	$10.22		$10.20		$10.36	$10.54	$10.70	$10.32

Investment operations:
Net investment income	.23	A	.42	A	.33	.29	.26	.41
Net realized and unrealized gain/(loss)	(.04)		.02		(.14)	(.09)	(.14)	.38

Total from investment operations	.19		.44		.19	.20	.12	.79

Distributions from:
Net investment income	(.23)		(.42)		(.35)	(.37)	(.28)	(.41)
Net realized gain on investments	—		—		—	(.01)	—	—

Total distributions	(.23)		(.42)		(.35)	(.38)	(.28)	(.41)

Net asset value, end of period	$10.18		$10.22		$10.20	$10.36	$10.54	$10.70

Total return	1.84	%B	4.46%		1.83%	1.89%	1.11%	7.79%

Ratios to Average Net Assets:C
Total expenses	1.17	%D	1.21%		1.15%	1.21%	1.21%	1.19%
Expenses net of waivers, if any	1.00	%D	1.00%		1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00	%D	1.00%		1.00%	1.00%	1.00%	1.00%
Net investment income	4.47	%D	4.10%		3.21%	2.81%	2.48%	3.85%

Supplemental Data:
Portfolio turnover rate	111.5	%B	237.2%		81.6%	238.0%	487.3%	204.1%
Net assets, end of period (in thousands)	$185,337		$191,883		$219,497	$274,606	$326,844	$379,793

A	Computed using average daily shares outstanding.
B	Not annualized.
C

Total expenses reflects operating expenses prior to any voluntary expense waivers and/or compensating balance credits. Expenses net of waivers reflects total expenses before compensating balance credits but net of any voluntary expense waivers. Expenses net of all reductions reflects expenses less any compensating balance credits and/or voluntary expense waivers.

D	Annualized.

See notes to financial statements.

Semi-Annual Report to Shareholders

Financial Highlights—Continued

Limited Duration Bond Portfolio—Continued

Institutional Class:

	Six Months Ended June 30, 2007		Years Ended December 31,
			2006		2005	2004	2003	2002

	(Unaudited)
Net asset value, beginning of period	$10.22		$10.20		$10.37	$10.55	$10.70	$10.32

Investment operations:
Net investment income	.25	A	.47	A	.40	.35	.32	.46
Net realized and unrealized gain/(loss)	(.03)		.03		(.17)	(.10)	(.14)	.38

Total from investment operations	.22		.50		.23	.25	.18	.84

Distributions from:
Net investment income	(.25)		(.48)		(.40)	(.42)	(.33)	(.46)
Net realized gain on investments	—		—		—	(.01)	—	—

Total distributions	(.25)		(.48)		(.40)	(.43)	(.33)	(.46)

Net asset value, end of period	$10.19		$10.22		$10.20	$10.37	$10.55	$10.70

Total return	2.19	%B	4.98%		2.29%	2.41%	1.71%	8.35%

Ratios to Average Net Assets:C
Total expenses	.71	%D	.64%		.62%	.70%	.68%	.66%
Expenses net of waivers, if any	.50	%D	.50%		.46%	.48%	.46%	.47%
Expenses net of all reductions	.50	%D	.50%		.46%	.48%	.46%	.47%
Net investment income	4.97	%D	4.58%		3.85%	3.22%	3.03%	4.38%

Supplemental Data:
Portfolio turnover rate	111.5	%B	237.2%		81.6%	238.0%	487.3%	204.1%
Net assets, end of period (in thousands)	$11,307		$11,052		$18,213	$9,546	$7,740	$9,485

See notes to financial statements.

Semi-Annual Report to Shareholders

Notes to Financial Statements

Income Trust, Inc.

(Amounts in Thousands) (Unaudited)

1. Organization and Significant Accounting Policies:

The Legg Mason Income Trust, Inc. (“Corporation”), consisting of the Core Bond Fund (“Core Bond”), the Investment Grade Income Portfolio (“Investment Grade”), and the Limited Duration Bond Portfolio, (“Limited Duration”) (each a “Fund”), is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end, diversified investment company.

The Investment Grade and Limited Duration Portfolios consist of two classes of shares: Primary Class and Institutional Class. The income and expenses of each of these Funds are allocated proportionately to the two classes of shares based on daily net assets, except for Rule 12b-1 distribution fees, which are charged only on Primary Class shares, and transfer agent and shareholder servicing expenses, which are determined separately for each class.

Preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Security Valuation

Securities owned by the Funds for which market quotations are readily available are valued at current market value. Securities for which market quotations are not readily available are fair valued pursuant to procedures approved by and under the general oversight of the Board of Directors. In determining fair value, all relevant qualitative and quantitative factors known to a fund are considered. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from quoted or published values or from the values that would have been used had a ready market of the investments existed, and the differences could be material.

Security Transactions

Security transactions are accounted for as of the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes.

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

Income Trust, Inc.—Continued

For the six months ended June 30, 2007, security transactions (excluding short-term investments) were as follows:

	Purchases		Proceeds From Sales
	U.S. Gov’t. Securities	Other	U.S. Gov’t. Securities	Other
Core Bond	$167,125	$8,668	$164,806	$5,849
Investment Grade	50,925	83,185	28,653	69,450
Limited Duration	182,802	30,691	175,249	39,671

Repurchase Agreements

The Funds may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund’s holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation, including interest. In the event of counterparty default, a fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the fund in the event the fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period in which the fund seeks to assert its rights. Each Fund’s investment adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Options and Futures

The current market value of an exchange traded option is the last sale price or, in the absence of a sale, the price obtained by reference to broker-dealer quotations. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Futures contracts are marked-to-market on a daily basis. As the contract’s value fluctuates, payments known as variation margin are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses, and the Fund recognizes a gain or loss when the contract is closed.

Investment Income and Distributions to Shareholders

Interest income and expenses are recorded on the accrual basis. Bond premiums and discounts are amortized for financial reporting and federal income tax purposes. Dividend income and distributions to shareholders are allocated at the class level and are recorded on the

Semi-Annual Report to Shareholders

ex-dividend date. Dividends from net investment income are declared daily and paid monthly for each Fund. Net capital gain distributions, which are calculated at the Fund level, are declared and paid after the end of the tax year in which the gain is realized. An additional distribution may be made in December, to the extent necessary in order to comply with federal excise tax regulations. Distributions are determined in accordance with federal income tax regulations, which may differ from those determined in accordance with accounting principles generally accepted in the United States of America; accordingly, periodic reclassifications are made within the Funds’ capital accounts to reflect income and gains available for distribution under federal income tax regulations.

Compensating Balance Credits

The Funds have an arrangement with their custodian bank, whereby a portion of the custodian’s fee is paid indirectly by credits earned on each Fund’s cash on deposit with the bank. This deposit arrangement is an alternative to purchasing overnight investments.

Credit and Market Risk

Investments in structured securities collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value of these investments resulting in a lack of correlation between their credit ratings and values.

Other

In the normal course of business, the Funds enter into contracts that provide general indemnifications. Each Funds’ maximum exposure under these arrangements is dependent upon claims that may be made against the Funds in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2. Federal Income Taxes:

No provision for federal income or excise taxes is required since each Fund intends to continue to qualify as a regulated investment company and distribute substantially all of its taxable income to its shareholders. Because federal income tax regulations differ from accounting principles generally accepted in the United States of America, income and capital gain distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Additionally, net short-term gains and net gains on foreign currency transactions are treated as ordinary income for tax purposes. Accordingly, the character of distributions and composition of net assets for tax purposes differs from those reflected in the accompanying financial statements.

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

Income Trust, Inc.—Continued

3. Financial Instruments:

Options and Futures

As part of their investment programs, the Funds may utilize options and futures. Options may be written (sold) or purchased by the Funds. When a Fund purchases a put or call option, the premium paid is recorded as an investment and its value is marked-to-market daily. When a Fund writes a put or call option, an amount equal to the premium received by the Fund is recorded as a liability and its value is marked-to-market daily.

When options, whether written or purchased, expire, are exercised or are closed (by entering into a closing purchase or sale transaction), the Fund realizes a gain or loss as described in the chart below:

Purchased option:	Impact on the Fund:
The option expires	Realize a loss in the amount of the cost of the option.

The option is closed through a closing sale transaction	Realize a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option.

The Fund exercises a call option	The cost of the security purchased through the exercise of the option will be increased by the premium originally paid to purchase the option.

The Fund exercises a put option	Realize a gain or loss from the sale of the underlying security. The proceeds of that sale will be reduced by the premium originally paid to purchase the put option.

Written option:	Impact on the Fund:
The option expires	Realize a gain equal to the amount of the premium received.

The option is closed through a closing purchase transaction	Realize a gain or loss without regard to any unrealized gain or loss on the underlying security and eliminate the option liability. The Fund will realize a loss in this transaction if the cost of the closing purchase exceeds the premium received when the option was written.

A written call option is exercised by the option purchaser	Realize a gain or loss from the sale of the underlying security. The proceeds of that sale will be increased by the premium originally received when the option was written.

Semi-Annual Report to Shareholders

Purchased option:	Impact on the Fund:
A written put option is exercised by the option purchaser	The amount of the premium originally received will reduce the cost of the security that the Fund purchased when the option was exercised.

The risk associated with purchasing options is limited to the premium originally paid. Options written by a Fund involve, to varying degrees, risk of loss in excess of the option value reflected in the statement of net assets. The risk in writing a covered call option is that a Fund may forgo the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform.

Activity in written call and put options during the six months ended June 30, 2007, was as follows:

	Calls		Puts
Core Bond Fund:	Actual Contracts	Premiums	Actual Contracts	Premiums
Options outstanding at December 31, 2006	155	$85	77	$33
Options written	580	224	154	69
Options closed	(127)	(64)	(73)	(34)
Options expired	(357)	(158)	(68)	(26)
Options exercised	—	—	(9)	(4)

Options outstanding at June 30, 2007	251	$87	81	$38

	Calls		Puts
Limited Duration Bond:	Actual Contracts	Premiums	Actual Contracts	Premiums
Options outstanding at December 31, 2006	151	$70	346	$93
Options written	305	89	402	140
Options closed	(456)	(159)	(672)	(202)
Options expired	—	—	(76)	(31)
Options exercised	—	—	—	—

Options outstanding at June 30, 2007	—	$—	—	$—

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

Income Trust, Inc.—Continued

Upon entering into a futures contract, each Fund is required to deposit with the broker cash or cash equivalents in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses and the Fund recognizes a realized gain or loss when the contract is closed. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

The Funds enter into futures contracts as a hedge against anticipated changes in interest rates. There are several risks in connection with the use of futures contracts as a hedging device. Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. The change in the value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in the value of the hedged instruments. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

The open futures positions and related appreciation or depreciation at June 30, 2007 are listed at the end of each Fund’s portfolio of investments.

Swap Agreements

The use of swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. Although a Fund will not enter into any swap agreement unless the adviser believes that the other party to the transaction is creditworthy, a Fund does bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the agreement counterparty. The nature and risks of these financial instruments and the reasons for using them are set forth more fully in the Corporation’s prospectus and statement of additional information.

The Funds may invest in different types of swap agreements. Credit default swap contracts represent the exchange of commitments to provide a level of credit protection for a commitment to receive interest at a fixed rate based on the potential risk of default of the relevant underlying issuer. Interest rate swap contracts involve the exchange of commitments to pay and receive interest based on a notional principal amount. Total return swap contracts involve the exchange of commitments to pay and receive interest based on the total return of an index over a specified period.

Semi-Annual Report to Shareholders

The following is a summary of open credit default swap contracts outstanding as of June 30, 2007:

Core Bond Fund

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Depreciation
Greenwich Capital Markets Inc. (CDX IG HVOL 8)	June 20, 2012	Specified Amount upon credit event noticeA	0.75% Quarterly	200	(1)

Greenwich Capital Markets Inc. (CDX IG HVOL 8)	June 20, 2012	Specified Amount upon credit event noticeA	0.75% Quarterly	200	(1)

Greenwich Capital Markets Inc. (CDX IG HVOL 8)	June 20, 2012	Specified Amount upon credit event noticeA	0.75% Quarterly	200	0

				600	(2)

A	Upon bankruptcy or failure to make a scheduled interest payment, the Fund will pay $1,000.

4. Transactions With Affiliates:

Each Fund has a management agreement with Legg Mason Fund Adviser, Inc. (“LMFA”). Pursuant to their respective agreements, LMFA provides the Funds with management and administrative services for which each Fund pays a fee, computed daily and payable monthly, at annual rates of each Fund’s average daily net assets. LMFA has contractually agreed to waive its fees to the extent Core Bond and Limited Duration’s expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) exceed during any month certain annual rates. These contractual expense limitations are due to expire on April 30, 2008. LMFA has voluntarily agreed to waive fees to the extent that Investment Grade’s expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) exceed during any month certain annual rates. This voluntary waiver is currently expected to continue until April 30, 2008, but may be terminated at any time. Pursuant to an agreement approved by the Board, Core Bond and Limited Duration have agreed to repay LMFA for waived fees and reimbursed expenses provided that payment does not cause operating expenses to exceed 1.00% of the Primary Class’s average net assets and 0.50% of the Institutional Class’s average net assets and the

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

Income Trust, Inc.—Continued

payment is made within three years after the year in which LMFA earned the fee or incurred the expense. The following chart shows annual rates of managements fees, expense limits, and management fees waived, for each Fund:

Fund	Management Fee	Expense Limitation	Six Months Ended June 30, 2007	Maximum Amount Subject to Recapture
			Management Fees Waived

Core Bond	0.45%	1.00%	$(141)	$776
Investment Grade
— Primary Class	0.60%	1.00%	(399)	N/A
— Institutional Class	0.60%	0.50%	(13)	N/A
Limited Duration
— Primary Class	0.45%	1.00%	(78)	1,308
—Institutional Class	0.45%	0.50%	(5)	68

Western Asset Management Company (“Adviser”) serves as investment adviser to the Funds. The Adviser is responsible for the actual investment activity of each Fund. LMFA pays the Adviser a fee, computed daily and payable monthly, at an annual rate of 40% of the management fee received by LMFA for Core Bond; and 40% of the management fee received for Investment Grade. For Limited Duration, LMFA pays the Adviser a fee, computed daily and payable monthly, of 0.20% of its average daily net assets, not to exceed the fee received by LMFA.

Legg Mason Investor Services, LLC (“LMIS”) serves as distributor of the Funds. LMIS receives an annual distribution fee and an annual service fee based on each Fund’s Primary Class’s average daily net assets, computed daily and payable monthly as shown in the table below. For the six months ended June 30, 2007, Legg Mason waived $162 and $75 of the distribution and service fees for Investment Grade and Limited Duration, respectively.

Fund	Distribution Fee	Service Fee

Core Bond	0.25%	0.25%
Investment Grade	0.25%	0.25%
Limited Duration	0.25%	0.25%

LM Fund Services, Inc. (“LMFS”), a registered transfer agent, has an agreement with the Funds’ transfer agent to assist it with some of its duties. For this assistance, the transfer agent paid LMFS the following amounts during the six months ended June 30, 2007,: Core Bond, $8; Investment Grade, $33; and Limited Duration, $17.

Semi-Annual Report to Shareholders

LMFA, the Adviser, LMIS and LMFS are corporate affiliates and wholly owned subsidiaries of Legg Mason, Inc.

Under a Deferred Compensation Plan (“Plan”), directors may elect to defer receipt of all or a specified portion of their compensation. A participating director may select one or more funds in which his or her deferred director’s fees will be deemed to be invested. Deferred amounts remain in the fund until distributed in accordance with the Plan.

5. Line of Credit:

The Funds, along with certain other Legg Mason Funds, participate in a $400 million line of credit (“Credit Agreement”) to be used for temporary or emergency purposes. Pursuant to the Credit Agreement, each participating Fund is liable only for principal and interest payments related to borrowings made by that Fund. Borrowings under the Credit Agreement bear interest at a rate equal to the prevailing federal funds rate plus the federal funds rate margin. The Fund did not utilize the line of credit during the six months ended June 30, 2007.

6. Fund Share Transactions:

At June 30, 2007, there were 250,000 shares authorized at $.001 par value for the Core Bond Fund. At June 30, 2007, there were 100,000 shares authorized at $.001 par value for each of the Primary and Financial Intermediary Classes of the Investment Grade and Limited Duration Bond funds, and 50,000 shares authorized at $.001 par value for their Institutional Classes. Share transactions for the Funds were as follows:

Core Bond Fund

	Six Months Ended June 30, 2007		Year Ended December 31, 2006
	Shares	Amount	Shares	Amount
Primary Class
Shares sold	1,534	$14,951	2,116	$20,412
Shares issued on reinvestment	141	1,375	285	2,738
Shares repurchased	(1,243)	(12,115)	(2,379)	(22,886)

Net Increase	432	$4,211	22	$264

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

Income Trust, Inc.—Continued

Investment Grade Income Portfolio

	Six Months Ended June 30, 2007		Year Ended December 31, 2006
	Shares	Amount	Shares	Amount
Primary Class
Shares sold	5,957	$62,537	11,858	$122,001
Shares issued on reinvestment	924	9,654	1,643	16,875
Shares repurchased	(4,866)	(51,029)	(10,116)	(104,395)

Net Increase	2,015	$21,162	3,385	$34,481

Institutional Class
Shares sold	545	$5,711	945	$9,714
Shares issued on reinvestment	37	385	92	939
Shares repurchased	(118)	(1,244)	(1,868)	(19,237)

Net Increase (Decrease)	464	$4,852	(831)	$(8,584)

Limited Duration Bond Portfolio

	Six Months Ended June 30, 2007		Year Ended December 31, 2006
	Shares	Amount	Shares	Amount
Primary Class
Shares sold	1,598	$16,336	2,693	$27,414
Shares issued on reinvestment	349	3,572	761	7,746
Shares repurchased	(2,524)	(25,814)	(6,199)	(63,100)

Net Decrease	(577)	$(5,906)	(2,745)	$(27,940)

Institutional Class
Shares sold	107	$1,097	491	$4,987
Shares issued on reinvestment	19	188	54	545
Shares repurchased	(97)	(991)	(1,249)	(12,717)

Net Increase (Decrease)	29	$294	(704)	$(7,185)

7. Recent Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48” or the “Interpretation”), Accounting for Uncertainty in Income Taxes—an interpretation of FASB Statement 109. FIN 48 supplements FASB Statement 109, Accounting

Semi-Annual Report to Shareholders

for Income Taxes and establishes financial reporting rules regarding recognition, measurement, presentation, and disclosure in its financial statements of tax positions that a fund has taken or expects to take on a tax return. Management has evaluated the impact of FIN 48 on the Funds and has determined that the adoption of FIN 48 has not had a material impact on the Funds’ financial statements. FIN 48 became effective for fiscal periods beginning after December 15, 2006 with implementation for calendar year-end mutual funds required by June 29, 2007.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

8. Reorganization

The Board of Directors of Legg Mason Income Trust, Inc. (“Board”) has approved, subject to shareholder approval, an Agreement and Plan of Reorganization (“Plan”) with respect to its series, Legg Mason Core Bond Fund (“Core Bond Fund”). Under the Plan, Core Bond Fund would transfer all of its assets and liabilities to Legg Mason Partners Core Bond Fund (“LMP Core Bond Fund”), a series of Legg Mason Partners Income Trust. A shareholder meeting date of September 10, 2007 has been set for shareholders of record of Core Bond Fund as of July 2, 2007 to vote on the Plan. If the Plan is approved, it is anticipated that the proposed reorganization will be consummated by the end of September 2007.

Fund Information

Investment Manager

Legg Mason Fund Adviser, Inc.

Baltimore, MD

Investment Adviser

Western Asset Management Company

Pasadena, CA

Board of Directors

John F. Curley, Jr., Chairman

Mark R. Fetting, President

Dr. Ruby P. Hearn

Arnold L. Lehman

Robin J.W. Masters

Dr. Jill E. McGovern

Arthur S. Mehlman

G. Peter O’Brien

S. Ford Rowan

Robert M. Tarola

Officers

Marie K. Karpinski, Vice President and Chief Financial Officer

Gregory T. Merz, Vice President and Chief Legal Officer

Ted P. Becker, Vice President and Chief Compliance Officer

Erin K. Morris, Treasurer

Susan C. Curry, Assistant Treasurer

Richard M. Wachterman, Secretary

Peter J. Ciliberti, Assistant Secretary

Transfer and Shareholder Servicing Agent

Boston Financial Data Services

Braintree, MA

Custodian

State Street Bank & Trust Company

Boston, MA

Counsel

Kirkpatrick & Lockhart Preston Gates Ellis LLP

Washington, DC

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Baltimore, MD

About the Legg Mason Funds

Equity Funds

American Leading Companies Trust

Classic Valuation Fund

Growth Trust

Special Investment Trust

U.S. Small-Capitalization Value Trust

Value Trust

Specialty Funds

Opportunity Trust

Global Funds

Emerging Markets Trust

Global Income Trust

International Equity Trust

Taxable Bond Funds

Core Bond Fund

Investment Grade Income Portfolio

Limited Duration Bond Portfolio

Tax-Free Bond Funds

Maryland Tax-Free Income Trust

Legg Mason, Inc., based in Baltimore, Maryland, has built its reputation, at least in part, on the success of the Legg Mason Funds, introduced in 1979. The primary purpose of our funds is to enable investors to diversify their portfolios across various asset classes and, consequently, enjoy the stability and growth prospects generally associated with diversification.

The success of our funds is contingent on the experience, discipline, and acumen of our fund managers. We believe the quality of our managers is crucial to investment success. Unlike many firms, which focus on a particular asset class or the fluctuations of the market, at Legg Mason we focus on providing a collection of top-notch managers in all the major asset classes.

Information about the policies and procedures that each Fund uses to determine how to vote proxies relating to its portfolio securities is contained in the Statement of Additional Information, available without charge upon request by calling 1-800-822-5544 or on the Securities and Exchange Commission’s (“SEC”) website (http://www.sec.gov). Information regarding how each Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is also available on the SEC’s website or through the Legg Mason Funds’ website at www.leggmason.com/funds/about/aboutlmf.asp#Results.

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. You may obtain a free copy of each Fund’s portfolio holdings as filed on Form N-Q, by contacting each Fund at the appropriate phone number, address or website listed below. Additionally, each Fund’s Form N-Q is available on the SEC’s website (http://www.sec.gov) or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report must be preceded or accompanied by a free prospectus. Investors should consider each Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about each Fund. For a free prospectus for these or any other Legg Mason fund, visit www.leggmasonfunds.com. Please read the prospectus carefully before investing.

Legg Mason Funds	Legg Mason Investor Services—Institutional
For Primary Class Shareholders	For R, FI and I Class Shareholders
c/o BFDS	c/o BFDS
P.O. Box 55214	P.O. Box 8037
Boston, MA 02205-8504	Boston, MA 02206-8037
800-822-5544	888-425-6432
www.leggmasonfunds.com	www.lminstitutionalfunds.com

Legg Mason Investor Services, LLC, Distributor A Legg Mason, Inc. subsidiary

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

The Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

Item 6. Schedule of Investments

The schedule of investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report that the Registrant’s disclosure controls and procedures are effective, and that the disclosure controls and procedures are reasonably designed to ensure that the information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the SEC’s rules and forms and that information required to be disclosed is properly communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding the required disclosures.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Not applicable for semiannual reports.

(a) (2) Separate certifications for the Registrant’s principal executive officer and principal financial officer are attached.

(b) Separate certifications for the Registrant’s principal executive officer and principal financial officer are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Income Trust, Inc.

/s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Income Trust, Inc.

Date: August 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Income Trust, Inc.

Date: August 28, 2007

/s/ Marie K. Karpinski
Marie K. Karpinski
Vice President and Chief Financial Officer, Legg Mason Income Trust, Inc.

Date: August 17, 2007